JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 33.4%
Australia — 0.3%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a) (b) (c) (d)	200,000	196,500
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022 (c) (e)	21,000	20,921
5.13%, 5/15/2024 (c)	12,000	11,820

		229,241

Belgium — 0.0% (f)
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/2031	15,000	16,663
4.38%, 4/15/2038 (e)	15,000	15,115

		31,778

Canada — 1.4%
1011778 BC ULC
4.25%, 5/15/2024 (c)	170,000	169,573
3.88%, 1/15/2028 (c)	17,000	16,150
Advanz Pharma Corp. Ltd. 8.00%, 9/6/2024	80,000	70,400
Alimentation Couche-Tard, Inc.
2.95%, 1/25/2030 (c)	5,000	4,648
3.80%, 1/25/2050 (c)	5,000	4,390
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (c)	20,000	19,450
Bombardier, Inc.
6.00%, 10/15/2022 (c)	50,000	37,500
6.13%, 1/15/2023 (c)	40,000	28,200
7.50%, 12/1/2024 (c)	45,000	29,812
7.50%, 3/15/2025 (c)	38,000	26,315
Canadian Imperial Bank of Commerce (ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	10,000	10,083
Emera US Finance LP 3.55%, 6/15/2026	10,000	9,538
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	125,000	115,625
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (b)	10,000	7,400
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (b)	35,000	26,250
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024 (c)	65,000	56,550
Hudbay Minerals, Inc.
7.25%, 1/15/2023 (c)	15,000	13,050
7.63%, 1/15/2025 (c)	10,000	8,700
MEG Energy Corp. 6.50%, 1/15/2025 (c)	45,000	28,463
NOVA Chemicals Corp.
5.00%, 5/1/2025 (c)	34,000	28,560
5.25%, 6/1/2027 (c)	26,000	21,905
Open Text Corp. 5.88%, 6/1/2026 (c)	57,000	59,787
Precision Drilling Corp.
5.25%, 11/15/2024	3,000	1,050
7.13%, 1/15/2026 (c)	23,000	7,590
Quebecor Media, Inc. 5.75%, 1/15/2023	130,000	131,936
Stars Group Holdings BV 7.00%, 7/15/2026 (c)	24,000	22,565
TransCanada PipeLines Ltd. 4.25%, 5/15/2028 (e)	15,000	15,323
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (b)	13,000	10,172
(ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079 (b)	45,000	34,425
Videotron Ltd.
5.00%, 7/15/2022	38,000	37,717
5.13%, 4/15/2027 (c)	32,000	32,000

		1,085,127

Cayman Islands — 0.0% (f)
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024 (c) (g)	30,000	19,320

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027	12,000	11,640
6.63%, 5/15/2039	33,000	33,429

		45,069

France — 0.5%
Altice France SA 8.13%, 2/1/2027 (c)	200,000	208,500
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	200,000	206,000

		414,500

Germany — 0.0% (f)
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	10,000	13,639

Ireland — 0.1%
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023 (c)	15,000	13,457
5.13%, 10/1/2023 (c)	33,000	28,499
5.25%, 5/15/2024 (c)	21,000	17,885
Park Aerospace Holdings Ltd.
4.50%, 3/15/2023 (c)	16,000	13,877
5.50%, 2/15/2024 (c)	37,000	31,843

		105,561

Italy — 0.1%
Telecom Italia Capital SA
6.38%, 11/15/2033 (e)	20,000	20,300
6.00%, 9/30/2034	32,000	31,680

		51,980

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Luxembourg — 0.3%
Intelsat Jackson Holdings SA
5.50%, 8/1/2023	100,000	61,500
8.00%, 2/15/2024 (c)	77,000	74,400
8.50%, 10/15/2024 (c) (e)	110,000	69,267
9.75%, 7/15/2025 (c)	35,000	21,875

		227,042

Mexico — 0.2%
Cemex SAB de CV 5.70%, 1/11/2025 (c)	200,000	169,813

Switzerland — 0.5%
Credit Suisse Group AG (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (c) (d)	200,000	184,250
UBS Group AG (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (b) (d) (i)	200,000	192,700

		376,950

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022 (c)	10,000	8,949
5.75%, 11/15/2023 (c)	11,000	10,175
5.00%, 8/1/2024 (c)	45,000	40,725
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025 (c)	69,000	31,128

		90,977

United Kingdom — 0.3%
BAT Capital Corp. 3.22%, 9/6/2026	20,000	19,018
Royal Bank of Scotland Group plc 6.13%, 12/15/2022	177,000	182,574
Vodafone Group plc
5.00%, 5/30/2038	15,000	16,690
4.25%, 9/17/2050	5,000	5,092
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (b)	24,000	25,660

		249,034

United States — 29.5%
AbbVie, Inc.
3.20%, 11/21/2029 (c)	5,000	5,101
4.05%, 11/21/2039 (c)	10,000	10,487
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	20,000	18,848
6.50%, 3/1/2024	55,000	53,488
ACCO Brands Corp. 5.25%, 12/15/2024 (c)	12,000	11,520
ACE Cash Express, Inc. 12.00%, 12/15/2022 (c)	32,000	22,400
ADT Security Corp. (The)
4.13%, 6/15/2023	95,000	92,862
4.88%, 7/15/2032 (c)	45,000	38,236
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (c)	10,000	8,900
AECOM
5.88%, 10/15/2024	5,000	4,887
5.13%, 3/15/2027	53,000	47,700
AES Corp.
5.50%, 4/15/2025	10,000	9,800
6.00%, 5/15/2026	35,000	34,475
Aetna, Inc. 3.88%, 8/15/2047	5,000	5,117
Air Lease Corp. 3.75%, 6/1/2026	10,000	8,631
Albertsons Cos., Inc.
6.63%, 6/15/2024 (e)	140,000	142,100
5.75%, 3/15/2025	27,000	26,967
7.50%, 3/15/2026 (c)	80,000	86,224
5.88%, 2/15/2028 (c)	38,000	38,676
Allegheny Technologies, Inc. 7.88%, 8/15/2023 (h)	10,000	9,647
Allied Universal Holdco LLC
6.63%, 7/15/2026 (c)	13,000	12,724
9.75%, 7/15/2027 (c)	13,000	12,251
Allison Transmission, Inc. 4.75%, 10/1/2027 (c)	65,000	59,800
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053 (b)	33,000	29,700
Ally Financial, Inc.
5.75%, 11/20/2025	110,000	107,602
8.00%, 11/1/2031	39,000	44,830
Altria Group, Inc. 4.80%, 2/14/2029 (e)	10,000	10,463
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025 (e)	52,000	21,840
5.88%, 11/15/2026	24,000	9,960
6.13%, 5/15/2027 (e)	25,000	10,375
AMC Networks, Inc. 4.75%, 12/15/2022	27,000	26,182
American Airlines Group, Inc. 5.00%, 6/1/2022 (c)	21,000	16,905
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025 (e)	87,000	71,775
6.25%, 3/15/2026	52,000	40,040
6.50%, 4/1/2027	53,000	40,876
American Express Co. Series C, (ICE LIBOR USD 3 Month + 3.29%), 4.03%, 6/15/2020 (a) (b) (d)	22,000	18,590
American International Group, Inc.
3.88%, 1/15/2035	5,000	4,901
Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (b)	29,000	25,381
American Tower Corp. REIT, 3.38%, 10/15/2026	15,000	15,003
AmeriGas Partners LP
5.63%, 5/20/2024	25,000	23,281
5.75%, 5/20/2027	35,000	32,555
Amkor Technology, Inc. 6.63%, 9/15/2027 (c)	62,000	58,280
AMN Healthcare, Inc. 5.13%, 10/1/2024 (c)	36,000	34,560
Amsted Industries, Inc. 5.63%, 7/1/2027 (c)	21,000	20,431
Antero Midstream Partners LP 5.38%, 9/15/2024	10,000	6,947
Antero Resources Corp.
5.38%, 11/1/2021 (e)	10,000	7,275
5.13%, 12/1/2022	11,000	5,720
5.63%, 6/1/2023	14,000	5,600

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Apple, Inc. 3.85%, 5/4/2043	25,000	29,568
Archrock Partners LP 6.88%, 4/1/2027 (c)	7,000	4,971
Arconic, Inc.
5.13%, 10/1/2024	107,000	105,662
5.90%, 2/1/2027	8,000	7,470
5.95%, 2/1/2037	34,000	29,580
Ardagh Packaging Finance plc 6.00%, 2/15/2025 (c)	200,000	200,560
AT&T, Inc.
4.30%, 2/15/2030	20,000	21,526
4.50%, 3/9/2048	10,000	10,853
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (c)	100,000	80,000
5.25%, 3/15/2025 (c)	50,000	39,255
5.75%, 7/15/2027 (c) (e)	24,000	19,082
B&G Foods, Inc. 5.25%, 4/1/2025	146,000	142,446
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	5,000	4,585
Bank of America Corp.
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024 (a) (b) (d) (e)	14,000	13,300
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (a) (b) (d) (e)	72,000	73,080
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (a) (b) (d)	30,000	31,650
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (a) (b) (d)	33,000	33,330
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (a) (b) (d) (e)	25,000	25,250
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (a) (b) (d)	90,000	94,500
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (a) (b) (d)	117,000	118,561
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	25,000	26,142
Bank of New York Mellon Corp. (The)
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023 (a) (b) (d)	49,000	41,160
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026 (a) (b) (d) (e)	10,000	9,025
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (c)	26,000	27,141
Bausch Health Cos., Inc.
6.50%, 3/15/2022 (c)	36,000	36,360
5.88%, 5/15/2023 (c)	7,000	6,930
7.00%, 3/15/2024 (c)	69,000	70,725
6.13%, 4/15/2025 (c)	95,000	93,575
5.50%, 11/1/2025 (c)	121,000	122,246
9.00%, 12/15/2025 (c)	68,000	71,686
5.75%, 8/15/2027 (c)	12,000	12,355
7.00%, 1/15/2028 (c)	20,000	20,740
7.25%, 5/30/2029 (c)	22,000	22,832
Berry Global, Inc.
5.13%, 7/15/2023	10,000	10,022
4.88%, 7/15/2026 (c)	50,000	50,500
5.63%, 7/15/2027 (c) (e)	54,000	55,788
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (c)	24,000	23,520
Boston Gas Co. 3.00%, 8/1/2029 (c)	15,000	14,500
Boston Scientific Corp. 4.55%, 3/1/2039	10,000	10,993
Boyd Gaming Corp.
6.38%, 4/1/2026	4,000	3,460
6.00%, 8/15/2026 (e)	34,000	29,240
Boyne USA, Inc. 7.25%, 5/1/2025 (c)	41,000	39,155
BP Capital Markets America, Inc. 3.02%, 1/16/2027	25,000	25,386
Brink’s Co. (The) 4.63%, 10/15/2027 (c)	75,000	69,187
Bristol-Myers Squibb Co.
3.40%, 7/26/2029 (c)	25,000	27,473
4.13%, 6/15/2039 (c)	5,000	6,033
Broadcom, Inc. 4.25%, 4/15/2026 (c)	5,000	5,081
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026 (c)	59,000	47,871
Buckeye Partners LP 3.95%, 12/1/2026	60,000	49,182
Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	5,000	4,941
Cablevision Systems Corp. 5.88%, 9/15/2022	15,000	15,150
Callon Petroleum Co.
6.25%, 4/15/2023	66,000	15,675
6.13%, 10/1/2024	8,000	1,420
6.38%, 7/1/2026	6,000	960
Calpine Corp. 5.25%, 6/1/2026 (c)	90,000	85,500
Cameron LNG LLC
2.90%, 7/15/2031 (c)	10,000	8,775
3.30%, 1/15/2035 (c)	5,000	4,334
Capital One Financial Corp. Series E, (ICE LIBOR USD 3 Month + 3.80%), 5.55%, 6/1/2020 (a) (b) (d)	30,000	25,918
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026 (c)	44,000	42,680
5.00%, 7/15/2027 (c)	29,000	28,130
CCM Merger, Inc. 6.00%, 3/15/2022 (c)	26,000	21,320
CCO Holdings LLC
5.88%, 4/1/2024 (c)	125,000	127,813
5.38%, 5/1/2025 (c)	60,000	61,512
5.75%, 2/15/2026 (c)	85,000	85,884
5.50%, 5/1/2026 (c)	130,000	131,638
5.13%, 5/1/2027 (c)	158,000	159,022

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.88%, 5/1/2027 (c)	35,000	36,046
5.00%, 2/1/2028 (c)	23,000	23,092
4.75%, 3/1/2030 (c)	64,000	63,840
CDK Global, Inc. 5.25%, 5/15/2029 (c)	99,000	100,980
CDW LLC
5.00%, 9/1/2025	10,000	10,303
4.25%, 4/1/2028	40,000	40,200
Cedar Fair LP
5.38%, 4/15/2027	3,000	2,580
5.25%, 7/15/2029 (c)	6,000	5,070
Centene Corp.
4.75%, 5/15/2022	40,000	40,200
4.75%, 1/15/2025	30,000	30,375
5.25%, 4/1/2025 (c)	75,000	76,125
3.38%, 2/15/2030 (c)	135,000	125,550
CenterPoint Energy, Inc. Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (a) (b) (d)	20,000	16,000
CenturyLink, Inc.
Series V, 5.63%, 4/1/2020	25,000	25,000
Series T, 5.80%, 3/15/2022	30,000	30,280
Series W, 6.75%, 12/1/2023 (e)	28,000	29,758
Series Y, 7.50%, 4/1/2024	2,000	2,190
5.63%, 4/1/2025	57,000	57,284
Series G, 6.88%, 1/15/2028	5,000	5,100
Charles Schwab Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.32%), 4.62%, 3/1/2022 (a) (b) (d)	5,000	4,550
Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027 (a) (b) (d)	67,000	56,280
Chemours Co. (The)
7.00%, 5/15/2025 (e)	82,000	68,265
5.38%, 5/15/2027	55,000	42,067
Cheniere Energy Partners LP
5.25%, 10/1/2025	18,000	16,740
5.63%, 10/1/2026	14,000	13,020
Chesapeake Energy Corp. 11.50%, 1/1/2025 (c)	45,000	7,200
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (c)	45,000	45,281
8.00%, 10/15/2025 (c)	15,000	15,375
Cinemark USA, Inc. 4.88%, 6/1/2023	25,000	18,687
CIT Group, Inc.
4.75%, 2/16/2024	22,000	21,505
5.25%, 3/7/2025 (e)	45,000	43,875
6.13%, 3/9/2028	21,000	19,740
Citigroup, Inc.
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 8/15/2020 (a) (b) (d)	10,000	8,800
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020 (a) (b) (d)	73,000	67,890
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (a) (b) (d)	84,000	81,245
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023 (a) (b) (d)	52,000	50,180
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023 (a) (b) (d)	8,000	7,120
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (a) (b) (d)	115,000	108,704
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	20,000	21,123
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (a) (b) (d)	56,000	51,193
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (a) (b) (d)	28,000	24,220
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (a) (b) (d) (e)	65,000	62,969
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (a) (b) (d)	61,000	62,830
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	10,000	10,293
Citizens Financial Group, Inc. Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024 (a) (b) (d)	33,000	28,710
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024 (c)	170,000	146,200
5.13%, 8/15/2027 (c)	35,000	32,774
Clearwater Paper Corp. 4.50%, 2/1/2023 (e)	51,000	46,410
Clearway Energy Operating LLC 5.75%, 10/15/2025	20,000	19,800
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030 (c)	10,000	10,660
CNG Holdings, Inc. 12.50%, 6/15/2024 (c)	72,000	58,320
Colfax Corp.
6.00%, 2/15/2024 (c)	33,000	32,835
6.38%, 2/15/2026 (c)	5,000	4,925
Comcast Corp.
2.65%, 2/1/2030	25,000	25,750
3.20%, 7/15/2036	20,000	21,114
3.45%, 2/1/2050 (e)	5,000	5,486
Commercial Metals Co.
4.88%, 5/15/2023	19,000	17,907
5.38%, 7/15/2027	11,000	10,120
CommScope Technologies LLC
6.00%, 6/15/2025 (c)	112,000	102,502
5.00%, 3/15/2027 (c)	15,000	13,013
CommScope, Inc.
5.50%, 3/1/2024 (c)	31,000	31,372
6.00%, 3/1/2026 (c)	35,000	34,948
8.25%, 3/1/2027 (c) (e)	75,000	72,292

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Community Health Systems, Inc.
6.25%, 3/31/2023	92,000	87,343
8.63%, 1/15/2024 (c)	37,000	36,526
8.00%, 3/15/2026 (c)	11,000	10,450
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (c)	32,000	19,200
Covanta Holding Corp. 5.88%, 7/1/2025	19,000	17,480
Credit Acceptance Corp. 6.63%, 3/15/2026	20,000	18,900
Crestwood Midstream Partners LP
6.25%, 4/1/2023 (h)	10,000	5,602
5.75%, 4/1/2025	29,000	16,604
5.63%, 5/1/2027 (c)	10,000	5,497
Crown Americas LLC
4.50%, 1/15/2023 (e)	27,000	27,648
4.75%, 2/1/2026	26,000	26,642
Crown Castle International Corp. REIT, 3.30%, 7/1/2030	5,000	4,959
CSC Holdings LLC
6.75%, 11/15/2021	27,000	27,810
5.25%, 6/1/2024 (e)	157,000	157,391
6.63%, 10/15/2025 (c)	200,000	210,262
CSX Corp. 2.40%, 2/15/2030	15,000	14,772
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (c)	18,000	16,110
Curo Group Holdings Corp. 8.25%, 9/1/2025 (c)	71,000	50,055
CVR Partners LP 9.25%, 6/15/2023 (c)	164,000	131,479
CVS Health Corp. 4.78%, 3/25/2038	15,000	16,474
Darling Ingredients, Inc. 5.25%, 4/15/2027 (c)	12,000	11,636
DaVita, Inc.
5.13%, 7/15/2024	106,000	105,682
5.00%, 5/1/2025	22,000	21,971
DCP Midstream Operating LP
4.95%, 4/1/2022	5,000	4,100
3.88%, 3/15/2023 (e)	38,000	30,389
5.38%, 7/15/2025	14,000	9,485
6.75%, 9/15/2037 (c)	20,000	10,800
Deere & Co. 3.10%, 4/15/2030	5,000	5,301
Delek Logistics Partners LP 6.75%, 5/15/2025	48,000	46,680
Dell International LLC
7.13%, 6/15/2024 (c)	65,000	67,112
6.02%, 6/15/2026 (c)	10,000	10,640
4.90%, 10/1/2026 (c)	5,000	4,981
Diamond Offshore Drilling, Inc.
5.70%, 10/15/2039	12,000	1,860
Diamond Sports Group LLC
5.38%, 8/15/2026 (c)	41,000	33,313
6.63%, 8/15/2027 (c)	14,000	9,363
Diebold Nixdorf, Inc. 8.50%, 4/15/2024 (e)	16,000	10,400
Discover Financial Services Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027 (a) (b) (d)	15,000	12,000
DISH DBS Corp.
6.75%, 6/1/2021	105,000	106,470
5.88%, 7/15/2022	24,000	23,372
5.00%, 3/15/2023	223,000	214,091
5.88%, 11/15/2024	25,000	24,346
7.75%, 7/1/2026 (e)	125,000	128,437
Dole Food Co., Inc. 7.25%, 6/15/2025 (c)	50,000	39,500
Dominion Energy, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (a) (b) (d)	24,000	21,567
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (c)	87,000	69,600
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%, 9/16/2024 (a) (b) (d)	12,000	10,080
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (c)	45,000	46,800
Duquesne Light Holdings, Inc.
6.40%, 9/15/2020 (c)	2,000	2,043
3.62%, 8/1/2027 (c)	2,000	1,970
E*TRADE Financial Corp. Series A, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026 (a) (b) (d)	5,000	4,737
Edison International 3.13%, 11/15/2022	5,000	4,913
Embarq Corp. 8.00%, 6/1/2036	124,000	122,760
EMC Corp. 3.38%, 6/1/2023	26,000	25,610
Encompass Health Corp. 5.75%, 11/1/2024	31,000	31,146
Energy Transfer Operating LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (a) (b) (d)	45,000	22,275
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (a) (b) (d)	30,000	18,055
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (a) (b) (d)	31,000	6,200
4.40%, 4/1/2024	19,000	9,589
4.15%, 6/1/2025	23,000	11,148
4.85%, 7/15/2026	58,000	28,519
5.60%, 4/1/2044	5,000	1,688
Entegris, Inc. 4.63%, 2/10/2026 (c)	49,000	46,550
Entercom Media Corp.
7.25%, 11/1/2024 (c) (e)	35,000	29,225
6.50%, 5/1/2027 (c)	41,000	35,567
Entergy Mississippi LLC 2.85%, 6/1/2028	10,000	10,052

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Entergy Texas, Inc. 4.00%, 3/30/2029	15,000	16,366
Enterprise Development Authority (The) 12.00%, 7/15/2024 (c)	82,000	71,340
Enterprise Products Operating LLC
3.13%, 7/31/2029	10,000	9,213
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.88%, 8/16/2077 (b)	4,000	2,747
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (b)	25,000	17,125
Envision Healthcare Corp. 8.75%, 10/15/2026 (c)	20,000	4,850
EP Energy LLC
9.38%, 5/1/2024 (c) (j)	22,000	33
8.00%, 11/29/2024 (c) (j)	26,000	520
8.00%, 2/15/2025 (c) (j)	23,000	35
7.75%, 5/15/2026 (c) (j)	35,000	4,200
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025 (c)	30,000	25,200
REIT, 4.63%, 10/1/2027 (c)	30,000	23,400
Evergy, Inc. 2.90%, 9/15/2029	15,000	14,210
Exela Intermediate LLC 10.00%, 7/15/2023 (c) (e)	94,000	24,675
Fifth Third Bancorp
(ICE LIBOR USD 3 Month + 3.03%), 5.10%, 6/30/2023 (a) (b) (d)	5,000	4,050
2.38%, 1/28/2025 (e)	25,000	24,349
FirstCash, Inc. 5.38%, 6/1/2024 (c)	22,000	21,065
FirstEnergy Corp. 2.05%, 3/1/2025	5,000	4,834
Ford Motor Credit Co. LLC 4.54%, 8/1/2026	200,000	175,000
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	75,000	71,438
4.55%, 11/14/2024	15,000	14,165
5.45%, 3/15/2043	75,000	67,125
Frontier Communications Corp.
7.63%, 4/15/2024	11,000	2,750
6.88%, 1/15/2025	24,000	6,000
11.00%, 9/15/2025	31,000	8,060
8.50%, 4/1/2026 (c)	63,000	57,576
Gartner, Inc. 5.13%, 4/1/2025 (c)	20,000	19,550
General Electric Co.
Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021 (a) (b) (d)	176,000	145,200
3.10%, 1/9/2023	10,000	10,156
General Motors Financial Co., Inc. Series A, (ICE LIBOR USD 3 Month + 3.60%), 5.75%, 9/30/2027 (a) (b) (d)	6,000	3,795
Genesis Energy LP
6.00%, 5/15/2023	15,000	10,880
6.50%, 10/1/2025	5,000	3,614
6.25%, 5/15/2026	15,000	10,725
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024 (c)	27,000	27,615
Global Partners LP
7.00%, 6/15/2023	45,000	36,900
7.00%, 8/1/2027	27,000	20,250
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (c)	50,000	50,460
Goldman Sachs Group, Inc. (The)
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (a) (b) (d)	84,000	75,075
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (a) (b) (d)	16,000	13,680
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (a) (b) (d) (e)	19,000	18,430
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (b)	30,000	31,014
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023 (e)	28,000	26,469
5.00%, 5/31/2026 (e)	47,000	43,357
4.88%, 3/15/2027 (e)	54,000	49,545
Gray Television, Inc.
5.13%, 10/15/2024 (c)	20,000	19,325
5.88%, 7/15/2026 (c)	20,000	19,256
7.00%, 5/15/2027 (c)	45,000	44,775
Greif, Inc. 6.50%, 3/1/2027 (c)	36,000	34,528
Group 1 Automotive, Inc. 5.25%, 12/15/2023 (c)	20,000	20,525
Guardian Life Insurance Co. of America (The) 3.70%, 1/22/2070 (c)	5,000	4,581
H&E Equipment Services, Inc. 5.63%, 9/1/2025	25,000	23,188
Hanesbrands, Inc. 4.88%, 5/15/2026 (c)	60,000	58,950
Harsco Corp. 5.75%, 7/31/2027 (c)	9,000	8,328
HAT Holdings I LLC REIT, 5.25%, 7/15/2024 (c)	13,000	12,480
HCA, Inc.
5.88%, 5/1/2023	95,000	99,168
5.38%, 2/1/2025	146,000	148,553
5.88%, 2/15/2026	190,000	197,866
5.63%, 9/1/2028	274,000	286,796
Healthpeak Properties, Inc.
REIT, 3.25%, 7/15/2026	10,000	9,995
REIT, 3.00%, 1/15/2030	10,000	9,383
Herc Holdings, Inc. 5.50%, 7/15/2027 (c)	28,000	26,040
Hertz Corp. (The)
7.63%, 6/1/2022 (c)	8,000	6,480
5.50%, 10/15/2024 (c) (e)	70,000	39,361
7.13%, 8/1/2026 (c)	75,000	39,266
Hilcorp Energy I LP
5.00%, 12/1/2024 (c)	90,000	41,400
5.75%, 10/1/2025 (c)	4,000	1,840
6.25%, 11/1/2028 (c)	39,000	17,160
Hill-Rom Holdings, Inc. 5.00%, 2/15/2025 (c)	15,000	15,150
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	12,000	11,490
4.88%, 1/15/2030	24,000	20,400

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	28,000	25,200
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	14,000	13,020
4.88%, 4/1/2027	32,000	30,400
Hologic, Inc.
4.38%, 10/15/2025 (c)	34,000	33,670
4.63%, 2/1/2028 (c)	25,000	24,750
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	20,000	20,258
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (a) (b) (d)	5,000	4,000
Icahn Enterprises LP
6.25%, 2/1/2022	43,000	43,108
4.75%, 9/15/2024	70,000	64,225
6.38%, 12/15/2025	22,000	20,790
iHeartCommunications, Inc.
6.38%, 5/1/2026	56,945	53,885
8.38%, 5/1/2027	97,589	83,087
5.25%, 8/15/2027 (c)	18,000	15,685
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.33%, 12/21/2065 (b) (c)	100,000	45,750
Infor US, Inc. 6.50%, 5/15/2022	50,000	48,716
International Game Technology plc 6.50%, 2/15/2025 (c)	200,000	176,978
Interstate Power & Light Co. 4.10%, 9/26/2028	15,000	16,802
IRB Holding Corp. 6.75%, 2/15/2026 (c)	56,000	44,123
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024 (e)	52,000	51,740
REIT, 4.88%, 9/15/2027 (c)	84,000	81,480
REIT, 5.25%, 3/15/2028 (c)	48,000	47,414
ITC Holdings Corp.
2.70%, 11/15/2022	2,000	1,986
3.35%, 11/15/2027	20,000	20,498
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (c)	31,000	28,688
JBS USA LUX SA
5.88%, 7/15/2024 (c) (e)	10,000	10,125
5.75%, 6/15/2025 (c)	96,000	96,960
6.50%, 4/15/2029 (c)	63,000	67,580
5.50%, 1/15/2030 (c)	42,000	43,365
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (c)	25,000	26,726
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	11,000	9,842
Keurig Dr Pepper, Inc. 2.55%, 9/15/2026	5,000	4,674
KeyCorp Series D, (ICE LIBOR USD 3 Month + 3.61%), 5.00%, 9/15/2026 (a) (b) (d)	32,000	27,840
Kroger Co. (The) 3.88%, 10/15/2046	5,000	4,902
L3Harris Technologies, Inc. 2.90%, 12/15/2029	10,000	9,449
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (c)	100,000	92,000
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (c)	48,000	39,494
Lamar Media Corp. 5.75%, 2/1/2026	20,000	20,464
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (c)	59,000	60,025
Lennar Corp.
4.50%, 4/30/2024	15,000	14,671
5.88%, 11/15/2024 (e)	45,000	45,517
4.75%, 5/30/2025	5,000	4,812
5.25%, 6/1/2026	14,000	13,926
5.00%, 6/15/2027	20,000	18,300
Level 3 Financing, Inc.
5.13%, 5/1/2023	25,000	24,563
5.38%, 1/15/2024	10,000	10,000
5.38%, 5/1/2025	91,000	90,545
5.25%, 3/15/2026	54,000	53,966
Liberty Interactive LLC 8.25%, 2/1/2030	35,000	25,750
Lincoln National Corp. (ICE LIBOR USD 3 Month + 2.36%), 4.05%, 5/17/2066 (b)	10,000	6,200
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (c)	33,000	29,370
Lowe’s Cos., Inc.
3.65%, 4/5/2029	5,000	5,149
3.70%, 4/15/2046	5,000	4,633
LPL Holdings, Inc. 5.75%, 9/15/2025 (c)	50,000	48,000
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	50,000	43,500
4.75%, 1/15/2028 (c)	6,000	4,500
Martin Midstream Partners LP 7.25%, 2/15/2021	50,000	26,818
MasTec, Inc. 4.88%, 3/15/2023	59,000	53,838
Matador Resources Co. 5.88%, 9/15/2026	55,000	15,381
Mattel, Inc.
3.15%, 3/15/2023	37,000	34,780
6.75%, 12/31/2025 (c)	150,000	153,000
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (c)	142,000	130,640
McDonald’s Corp.
3.70%, 2/15/2042	10,000	10,387
3.63%, 9/1/2049	5,000	5,066
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 6/15/2020 (a) (b) (d)	145,000	126,150
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028 (a) (b) (d)	102,000	97,410
6.40%, 12/15/2036	28,000	29,221
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027	23,000	20,010
MGM Resorts International 4.63%, 9/1/2026	200,000	170,060
Microsoft Corp. 3.45%, 8/8/2036	25,000	28,559

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Midcontinent Communications 5.38%, 8/15/2027 (c)	17,000	16,460
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.44%, 7/15/2020 (a) (b) (d)	174,000	146,595
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020 (a) (b) (d)	39,000	34,302
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	15,000	15,186
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	10,000	10,481
Mosaic Co. (The) 4.05%, 11/15/2027	5,000	4,264
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (c)	105,000	91,356
MPLX LP 4.50%, 4/15/2038	5,000	3,908
MSCI, Inc. 5.38%, 5/15/2027 (c)	69,000	70,035
MTS Systems Corp. 5.75%, 8/15/2027 (c)	24,000	22,260
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (b)	20,000	18,993
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023 (c)	32,000	31,290
9.13%, 7/15/2026 (c)	60,000	54,300
NCR Corp.
5.75%, 9/1/2027 (c)	25,000	22,750
6.13%, 9/1/2029 (c)	25,000	23,348
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%), 4/25/2024 (c) (g)	27,886	7,580
8.00%, 10/25/2024 (c)	41,000	4,100
Netflix, Inc.
5.88%, 2/15/2025	100,000	105,600
4.88%, 4/15/2028	15,000	15,300
5.88%, 11/15/2028	60,000	64,200
5.38%, 11/15/2029 (c)	15,000	15,675
4.88%, 6/15/2030 (c)	15,000	15,227
New Albertsons LP
7.75%, 6/15/2026	5,000	4,700
6.63%, 6/1/2028	15,000	13,800
7.45%, 8/1/2029	21,000	20,370
8.00%, 5/1/2031	80,000	78,400
Newell Brands, Inc. 4.20%, 4/1/2026 (e) (h)	150,000	146,706
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024 (c)	25,000	23,531
5.63%, 7/15/2027 (c)	43,000	42,033
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (b)	32,000	29,467
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (c)	23,000	22,425
4.25%, 9/15/2024 (c)	24,000	23,400
4.50%, 9/15/2027 (c)	8,000	7,800
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (c) (e)	10,000	9,275
Nielsen Finance LLC 5.00%, 4/15/2022 (c)	112,000	103,244
NIKE, Inc.
3.25%, 3/27/2040	5,000	5,221
3.38%, 3/27/2050	5,000	5,479
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (a) (b) (d)	14,000	12,460
Noble Energy, Inc. 3.85%, 1/15/2028	10,000	7,079
Norfolk Southern Corp. 2.55%, 11/1/2029	10,000	9,684
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047 (c)	2,000	1,693
Novelis Corp. 5.88%, 9/30/2026 (c)	25,000	24,534
NRG Energy, Inc.
7.25%, 5/15/2026	40,000	41,900
6.63%, 1/15/2027	15,000	15,600
5.75%, 1/15/2028	12,000	12,240
5.25%, 6/15/2029 (c)	26,000	26,780
Nuance Communications, Inc. 5.63%, 12/15/2026	59,000	57,418
NuStar Logistics LP
6.00%, 6/1/2026	12,000	8,880
5.63%, 4/28/2027	30,000	23,064
Oasis Petroleum, Inc.
6.88%, 3/15/2022	24,000	4,740
6.25%, 5/1/2026 (c) (e)	50,000	8,000
Occidental Petroleum Corp. 3.50%, 8/15/2029	15,000	7,051
Oceaneering International, Inc. 6.00%, 2/1/2028	14,000	5,361
ONEOK, Inc. 3.40%, 9/1/2029	5,000	3,736
Oracle Corp.
3.90%, 5/15/2035	6,000	6,478
3.85%, 7/15/2036	4,000	4,177
3.60%, 4/1/2040	5,000	4,977
Otis Worldwide Corp. 3.36%, 2/15/2050 (c)	5,000	4,862
Outfront Media Capital LLC
5.63%, 2/15/2024	25,000	24,750
5.00%, 8/15/2027 (c)	15,000	13,800
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c)	12,000	11,940
PBF Holding Co. LLC 7.25%, 6/15/2025	25,000	16,757
PBF Logistics LP 6.88%, 5/15/2023	25,000	15,402
Peabody Energy Corp. 6.00%, 3/31/2022 (c)	15,000	10,200
Pennsylvania Electric Co. 3.60%, 6/1/2029 (c)	5,000	5,280
Penske Automotive Group, Inc. 5.50%, 5/15/2026	75,000	68,324
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	20,000	18,550

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
PetSmart, Inc.
7.13%, 3/15/2023 (c)	70,000	65,940
5.88%, 6/1/2025 (c) (e)	97,000	95,545
Pfizer, Inc. 2.63%, 4/1/2030	5,000	5,247
Philip Morris International, Inc. 3.38%, 8/15/2029	15,000	15,817
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (c)	59,000	59,295
5.88%, 9/30/2027 (c)	39,000	38,860
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (a) (b) (d)	8,000	4,000
Plantronics, Inc. 5.50%, 5/31/2023 (c)	61,000	44,378
PNC Financial Services Group, Inc. (The)
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023 (a) (b) (d)	49,000	41,650
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026 (a) (b) (d)	29,000	27,405
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (c) (e) (g)	43,000	33,325
Post Holdings, Inc.
5.00%, 8/15/2026 (c)	84,000	86,449
5.75%, 3/1/2027 (c)	20,000	20,494
5.50%, 12/15/2029 (c)	25,000	25,932
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (c)	31,000	30,621
5.75%, 4/15/2026 (c)	50,000	49,000
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (a) (b) (d)	25,000	21,163
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (b)	191,000	179,607
QEP Resources, Inc.
5.38%, 10/1/2022	8,000	3,760
5.25%, 5/1/2023	75,000	27,750
Qorvo, Inc. 5.50%, 7/15/2026	50,000	52,263
Quicken Loans, Inc.
5.75%, 5/1/2025 (c)	74,000	73,630
5.25%, 1/15/2028 (c)	20,000	19,556
Radian Group, Inc.
4.50%, 10/1/2024	40,000	39,400
4.88%, 3/15/2027	12,000	11,820
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (c)	35,000	36,138
8.25%, 11/15/2026 (c)	29,000	30,595
Reynolds Group Issuer, Inc. 5.13%, 7/15/2023 (c)	25,000	24,812
Ryman Hospitality Properties, Inc.
REIT, 4.75%, 10/15/2027 (c)	18,000	13,500
Sabre GLBL, Inc. 5.38%, 4/15/2023 (c)	22,000	20,130
SBA Communications Corp.
REIT, 4.00%, 10/1/2022	23,000	22,993
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (c)	5,000	4,650
Scientific Games International, Inc. 5.00%, 10/15/2025 (c)	156,000	135,720
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	125,000	118,750
Sealed Air Corp. 5.13%, 12/1/2024 (c)	20,000	20,100
Sensata Technologies BV
4.88%, 10/15/2023 (c)	15,000	14,250
5.63%, 11/1/2024 (c)	125,000	121,875
5.00%, 10/1/2025 (c)	30,000	28,425
Service Corp. International
5.38%, 5/15/2024	30,000	30,525
4.63%, 12/15/2027	12,000	12,000
5.13%, 6/1/2029	5,000	5,100
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	35,000	35,795
Sinclair Television Group, Inc.
5.63%, 8/1/2024 (c) (e)	6,000	5,528
5.88%, 3/15/2026 (c) (e)	50,000	44,250
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (c)	10,000	9,900
5.38%, 4/15/2025 (c)	60,000	60,599
5.38%, 7/15/2026 (c)	87,000	88,061
5.00%, 8/1/2027 (c)	53,000	53,790
5.50%, 7/1/2029 (c)	26,000	26,520
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (c)	12,000	10,170
5.50%, 4/15/2027 (c)	102,000	85,935
SM Energy Co.
6.75%, 9/15/2026	12,000	3,600
6.63%, 1/15/2027 (e)	16,000	4,657
Solera LLC 10.50%, 3/1/2024 (c)	26,000	25,480
Southern California Edison Co.
Series E, (ICE LIBOR USD 3 Month + 4.20%), 6.25%, 2/1/2022 (a) (b) (d)	12,000	11,520
Series E, 3.70%, 8/1/2025	10,000	10,294
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	15,000	16,089
Spectrum Brands, Inc.
6.13%, 12/15/2024	18,000	17,190
5.75%, 7/15/2025	133,000	124,355
5.00%, 10/1/2029 (c)	31,000	26,350
Springleaf Finance Corp.
7.75%, 10/1/2021	40,000	40,000
6.13%, 5/15/2022	5,000	5,074
5.63%, 3/15/2023	27,000	26,460
6.13%, 3/15/2024	20,000	19,752
6.88%, 3/15/2025	45,000	45,320
7.13%, 3/15/2026	52,000	50,895
6.63%, 1/15/2028	33,000	30,901
Sprint Capital Corp. 8.75%, 3/15/2032	197,000	260,533
Sprint Corp.
7.88%, 9/15/2023	227,000	250,240
7.13%, 6/15/2024	71,000	78,010
7.63%, 2/15/2025	194,000	214,690
7.63%, 3/1/2026	39,000	44,140

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
SS&C Technologies, Inc. 5.50%, 9/30/2027 (c)	93,000	95,906
Standard Industries, Inc.
6.00%, 10/15/2025 (c)	50,000	49,140
5.00%, 2/15/2027 (c)	18,000	16,380
4.75%, 1/15/2028 (c)	77,000	70,913
Stanley Black & Decker, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060 (b)	10,000	9,491
Staples, Inc.
7.50%, 4/15/2026 (c)	95,000	83,126
10.75%, 4/15/2027 (c) (e)	85,000	65,220
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.25%, 9/15/2020 (a) (b) (d)	80,000	75,200
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (a) (b) (d)	21,000	18,480
(SOFR + 2.65%), 3.15%, 3/30/2031 (b) (c)	5,000	5,123
Station Casinos LLC 5.00%, 10/1/2025 (c)	36,000	29,981
Steel Dynamics, Inc.
4.13%, 9/15/2025 (e)	20,000	19,133
5.00%, 12/15/2026	15,000	15,669
Summit Materials LLC
5.13%, 6/1/2025 (c)	35,000	32,550
6.50%, 3/15/2027 (c)	45,000	42,525
Summit Midstream Holdings LLC
5.50%, 8/15/2022	10,000	2,200
5.75%, 4/15/2025	35,000	3,850
Sunoco Logistics Partners Operations LP 4.00%, 10/1/2027	10,000	7,915
Sunoco LP
4.88%, 1/15/2023	23,000	22,210
5.50%, 2/15/2026	13,000	11,249
6.00%, 4/15/2027	36,000	30,960
5.88%, 3/15/2028	3,000	2,490
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (c)	25,000	13,750
5.50%, 1/15/2028 (c)	5,000	2,600
Targa Resources Partners LP
4.25%, 11/15/2023	15,000	12,911
5.13%, 2/1/2025	50,000	42,620
5.88%, 4/15/2026	82,000	68,265
6.50%, 7/15/2027	106,000	90,365
Team Health Holdings, Inc. 6.38%, 2/1/2025 (c)	85,000	29,750
TEGNA, Inc. 5.50%, 9/15/2024 (c) (e)	10,000	9,500
Tempur Sealy International, Inc.
5.63%, 10/15/2023	42,000	38,955
5.50%, 6/15/2026	64,000	56,010
Tenet Healthcare Corp.
4.63%, 7/15/2024	75,000	71,437
4.63%, 9/1/2024 (c)	11,000	10,536
5.13%, 5/1/2025	57,000	53,865
4.88%, 1/1/2026 (c)	78,000	74,295
6.25%, 2/1/2027 (c)	30,000	29,250
5.13%, 11/1/2027 (c)	189,000	180,495
Tennant Co. 5.63%, 5/1/2025	60,000	57,750
Terraform Global Operating LLC 6.13%, 3/1/2026 (c)	15,000	14,625
TerraForm Power Operating LLC
4.25%, 1/31/2023 (c)	15,000	14,888
5.00%, 1/31/2028 (c)	29,000	30,386
Thermo Fisher Scientific, Inc. 2.60%, 10/1/2029	10,000	9,650
T-Mobile US, Inc. 4.50%, 2/1/2026 ‡	10,000	—
T-Mobile USA, Inc.
6.38%, 3/1/2025	11,000	11,247
6.38%, 3/1/2025 ‡	120,000	—
5.13%, 4/15/2025	10,000	10,225
4.50%, 2/1/2026	99,000	100,732
4.75%, 2/1/2028	93,000	96,023
4.75%, 4/6/2020 ‡ (a) (d)	10,000	—
TransDigm, Inc. 6.25%, 3/15/2026 (c)	59,000	58,705
Transocean Pontus Ltd. 6.13%, 8/1/2025 (c)	39,245	31,788
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (c)	50,000	40,500
Transocean Proteus Ltd. 6.25%, 12/1/2024 (c)	23,800	19,040
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (c)	52,000	43,810
Tronox, Inc. 6.50%, 4/15/2026 (c) (e)	32,000	28,800
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (a) (b) (d)	35,000	30,100
Series L, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 12/15/2024 (a) (b) (d)	34,000	30,260
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027 (a) (b) (d)	40,000	34,000
UDR, Inc. REIT, 3.00%, 8/15/2031	10,000	9,568
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%), 7/12/2024 (g)	88,865	4,507
United Airlines Holdings, Inc.
5.00%, 2/1/2024	33,000	28,710
4.88%, 1/15/2025 (e)	28,000	24,080
United Rentals North America, Inc.
5.50%, 7/15/2025	15,000	14,700
4.63%, 10/15/2025	50,000	47,250
5.88%, 9/15/2026	32,000	32,410
6.50%, 12/15/2026	52,000	52,780
5.50%, 5/15/2027	10,000	9,748
4.88%, 1/15/2028	100,000	97,000
Verizon Communications, Inc. 4.40%, 11/1/2034 (e)	15,000	17,561

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.27%, 1/15/2036	15,000	17,524
3.85%, 11/1/2042	5,000	5,585
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b)	61,000	51,926
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (b)	60,000	51,600
VICI Properties LP REIT, 4.25%, 12/1/2026 (c)	75,000	68,813
Vistra Energy Corp. 5.88%, 6/1/2023	35,000	34,912
Vistra Operations Co. LLC 5.50%, 9/1/2026 (c)	20,000	20,600
Voya Financial, Inc. (ICE LIBOR USD 3 Month + 3.58%), 5.65%, 5/15/2053 (b)	11,000	10,082
W&T Offshore, Inc. 9.75%, 11/1/2023 (c)	55,000	12,928
Wells Fargo & Co.
3.75%, 1/24/2024	30,000	31,760
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (a) (b) (d)	60,000	58,969
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (a) (b) (d)	28,000	28,420
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	5,000	5,148
Welltower, Inc. REIT, 4.13%, 3/15/2029	20,000	20,440
WESCO Distribution, Inc. 5.38%, 6/15/2024	36,000	30,600
Western Digital Corp. 4.75%, 2/15/2026	74,000	75,221
Whiting Petroleum Corp.
5.75%, 3/15/2021	77,000	5,174
6.63%, 1/15/2026	37,000	2,498
William Carter Co. (The) 5.63%, 3/15/2027 (c)	13,000	12,461
Windstream Services LLC 8.63%, 10/31/2025 (c) (h)	32,000	19,200
WMG Acquisition Corp.
5.00%, 8/1/2023 (c)	20,000	19,850
5.50%, 4/15/2026 (c)	57,000	55,718
WPX Energy, Inc. 5.75%, 6/1/2026	104,000	59,280
Wyndham Destinations, Inc.
4.25%, 3/1/2022	2,000	1,764
5.40%, 4/1/2024 (h)	17,000	14,365
6.35%, 10/1/2025 (h)	16,000	13,440
5.75%, 4/1/2027 (h)	25,000	20,875
Wynn Las Vegas LLC 5.50%, 3/1/2025 (c)	35,000	32,550
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (c)	224,000	203,840
Xerox Corp. 4.12%, 3/15/2023 (h)	45,000	44,730
XPO Logistics, Inc.
6.13%, 9/1/2023 (c)	40,000	39,150
6.75%, 8/15/2024 (c)	65,000	63,557
Yum! Brands, Inc. 4.75%, 1/15/2030 (c)	24,000	22,354
Zoetis, Inc.
3.00%, 9/12/2027	15,000	15,123
3.90%, 8/20/2028 (e)	10,000	10,402

		23,398,721

TOTAL CORPORATE BONDS (Cost $29,867,753)		26,508,752

	Shares
COMMON STOCKS — 27.8%
Australia — 0.8%
Adelaide Brighton Ltd.	4,798	6,116
AGL Energy Ltd.	3,326	34,808
Alumina Ltd.	13,278	11,900
APA Group	1,961	12,444
Atlas Arteria Ltd.	1,176	3,972
AusNet Services	5,579	5,858
Bank of Queensland Ltd.	3,818	11,726
Bendigo & Adelaide Bank Ltd.	1,479	5,682
BHP Group plc	2,018	31,319
CSR Ltd.	4,706	9,018
Dexus, REIT	8,013	44,405
Goodman Group, REIT	9,875	72,380
IOOF Holdings Ltd.	2,449	5,532
Mirvac Group, REIT	45,774	58,156
Rio Tinto plc	5,178	237,371
Sonic Healthcare Ltd.	651	9,784
Spark Infrastructure Group	5,238	6,325
Sydney Airport	4,256	14,705
Transurban Group	1,877	13,981
Wesfarmers Ltd.	879	18,626
Woodside Petroleum Ltd.	1,045	11,596

		625,704

Austria — 0.1%
Erste Group Bank AG	1,889	34,583
OMV AG	209	5,720
Raiffeisen Bank International AG	377	5,423
Verbund AG	126	4,544

		50,270

Belgium — 0.2%
Ageas	180	7,501
KBC Group NV	207	9,393
Proximus SADP	859	19,726
Shurgard Self Storage SA	1,227	36,401
Telenet Group Holding NV	167	5,015
Warehouses De Pauw CVA, REIT	2,029	57,917

		135,953

Brazil — 0.2%
Ambev SA *	28,786	65,814
BB Seguridade Participacoes SA	7,380	35,649
Itau Unibanco Holding SA (Preference)	13,459	60,145

		161,608

Canada — 0.8%
Algonquin Power & Utilities Corp.	884	11,904
Allied Properties, REIT	4,000	127,165
AltaGas Ltd.	667	6,043
Atco Ltd., Class I	99	2,741

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
BCE, Inc.	446	18,296
Canadian Imperial Bank of Commerce	229	13,343
Canadian Utilities Ltd., Class A	935	22,350
Capital Power Corp.	289	5,575
Emera, Inc. (e)	455	17,944
Enbridge, Inc.	557	16,220
Fortis, Inc.	1,017	39,219
Great-West Lifeco, Inc.	341	5,891
Husky Energy, Inc.	1,500	3,773
Hydro One Ltd. (i)	1,563	28,144
IGM Financial, Inc.	477	7,914
Inter Pipeline Ltd.	1,111	6,647
Northland Power, Inc.	484	9,661
Nutrien Ltd.	333	11,384
Pembina Pipeline Corp.	491	9,211
Power Corp. of Canada	918	14,768
Rogers Communications, Inc., Class B	122	5,092
Shaw Communications, Inc., Class B	983	15,947
Superior Plus Corp.	594	3,486
TC Energy Corp.	4,076	181,165
TELUS Corp.	1,062	16,791
Thomson Reuters Corp.	275	18,736
Toronto-Dominion Bank (The)	1,215	51,655

		671,065

Chile — 0.0% (f)
Banco Santander Chile, ADR	1,084	16,401

China — 1.7%
China Construction Bank Corp., Class H	219,000	178,030
China Life Insurance Co. Ltd., Class H	19,000	36,690
China Merchants Bank Co. Ltd., Class H	12,500	55,922
China Mobile Ltd.	9,500	71,196
China Overseas Land & Investment Ltd.	44,000	134,901
China Pacific Insurance Group Co. Ltd., Class H	18,800	56,292
China Petroleum & Chemical Corp., Class H	120,000	58,633
CNOOC Ltd.	49,000	50,919
Fuyao Glass Industry Group Co. Ltd., Class A	9,494	25,496
Guangdong Investment Ltd.	20,000	38,381
Huayu Automotive Systems Co. Ltd., Class A	10,500	31,554
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	24,911	104,079
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,599	89,147
Joyoung Co. Ltd., Class A	7,800	30,728
Midea Group Co. Ltd., Class A	18,491	125,110
Ping An Insurance Group Co. of China Ltd., Class H	18,500	180,676
Postal Savings Bank of China Co. Ltd., Class H (i)	96,000	58,449
SAIC Motor Corp. Ltd., Class A	4,703	13,481

		1,339,684

Colombia — 0.0% (f)
Millicom International Cellular SA, SDR	232	6,446

Czech Republic — 0.0% (f)
Komercni banka A/S *	1,431	26,979
Moneta Money Bank A/S (i)	2,931	6,037

		33,016

Denmark — 0.0% (f)
Pandora A/S	220	7,069

Finland — 0.3%
Elisa OYJ	204	12,592
Fortum OYJ	2,216	32,236
Kone OYJ, Class B	1,634	91,505
Neste OYJ	361	12,002
Nordea Bank Abp	3,438	19,340
Orion OYJ, Class B	372	15,139
Stora Enso OYJ, Class R	888	8,879
UPM-Kymmene OYJ	412	11,234
Wartsila OYJ Abp	1,308	9,552

		212,479

France — 1.1%
Aeroports de Paris	37	3,574
Airbus SE	23	1,504
Airbus SE	549	35,401
Alstom SA	117	4,831
Amundi SA (i)	120	6,943
Atos SE	234	15,590
AXA SA	966	16,356
BNP Paribas SA	508	14,831
Bouygues SA	335	9,722
Casino Guichard Perrachon SA (e)	320	12,247
Cie de Saint-Gobain	279	6,695
Cie Generale des Etablissements Michelin SCA	127	11,123
CNP Assurances	563	5,451
Covivio, REIT	1,109	62,282
Credit Agricole SA	1,023	7,239
Eiffage SA	111	7,879
Electricite de France SA	1,542	12,058
Engie SA	3,005	30,773
Eutelsat Communications SA	1,292	13,431
Gecina SA, REIT	91	11,975
ICADE, REIT	106	8,320
Klepierre SA, REIT	337	6,424
LVMH Moet Hennessy Louis Vuitton SE	259	94,989
Natixis SA	2,492	7,935
Orange SA	1,187	14,372
Peugeot SA	641	8,345
Publicis Groupe SA	275	7,859
Renault SA	286	5,435
Rexel SA	692	5,096
Rubis SCA	143	5,897
Sanofi	1,132	98,003
Schneider Electric SE	1,142	96,525
SCOR SE	255	5,610
Societe Generale SA	1,173	19,216
Suez	2,001	20,329
TOTAL SA	1,796	67,671
Valeo SA	399	6,494
Veolia Environnement SA	1,317	27,816
Vinci SA	1,368	111,778

		908,019

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Germany — 0.6%
Allianz SE (Registered)	176	29,972
Aroundtown SA	4,190	20,973
Bayer AG (Registered)	639	36,614
Bayerische Motoren Werke AG	225	11,486
Deutsche Post AG (Registered)	460	12,332
Deutsche Telekom AG (Registered)	1,533	19,799
E.ON SE	3,415	35,030
Evonik Industries AG	384	8,019
Fraport AG Frankfurt Airport Services Worldwide	106	4,267
Hannover Rueck SE	63	8,896
HeidelbergCement AG	162	6,921
HOCHTIEF AG	85	5,581
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	408	82,037
Porsche Automobil Holding SE (Preference)	171	7,148
ProSiebenSat.1 Media SE	1,442	11,315
RWE AG	1,139	29,787
Telefonica Deutschland Holding AG	10,418	25,577
TUI AG	1,615	7,069
Uniper SE	367	9,015
Volkswagen AG (Preference)	96	11,059
Vonovia SE	1,781	88,593

		471,490

Hong Kong — 0.8%
CK Infrastructure Holdings Ltd.	2,000	10,588
CLP Holdings Ltd.	2,000	18,320
Hang Seng Bank Ltd.	4,900	83,483
HKT Trust & HKT Ltd.	95,000	129,205
Hong Kong & China Gas Co. Ltd.	11,000	18,012
Hong Kong Exchanges & Clearing Ltd.	2,800	83,886
Link, REIT	13,600	114,627
Power Assets Holdings Ltd.	3,000	17,797
Sun Hung Kai Properties Ltd.	4,000	52,296
VTech Holdings Ltd.	1,100	7,921
WH Group Ltd. (i)	49,000	45,227
Xinyi Glass Holdings Ltd.	6,000	6,851
Yue Yuen Industrial Holdings Ltd.	4,500	6,876

		595,089

Hungary — 0.1%
OTP Bank Nyrt.	1,400	40,158

India — 0.3%
Infosys Ltd., ADR	27,508	225,841

Indonesia — 0.2%
Bank Rakyat Indonesia Persero Tbk. PT	288,800	52,967
Telekomunikasi Indonesia Persero Tbk. PT, ADR	4,876	93,863

		146,830

Ireland — 0.0% (f)
Bank of Ireland Group plc	2,490	4,628
Smurfit Kappa Group plc	321	9,093

		13,721

Italy — 0.4%
A2A SpA	9,632	11,883
Assicurazioni Generali SpA	941	12,746
Atlantia SpA	859	10,671
Enel SpA	15,109	104,220
Eni SpA	1,038	10,315
ERG SpA	184	3,280
Hera SpA	2,369	8,571
Intesa Sanpaolo SpA	16,335	26,431
Iren SpA	1,510	3,763
Italgas SpA	2,063	11,287
Mediobanca Banca di Credito Finanziario SpA	1,008	5,497
Poste Italiane SpA (i)	895	7,533
Snam SpA	7,248	33,125
Telecom Italia SpA	17,774	6,944
Terna Rete Elettrica Nazionale SpA	4,932	31,002
UniCredit SpA	1,340	10,367

		297,635

Japan — 1.3%
Aozora Bank Ltd.	800	15,267
Chubu Electric Power Co., Inc.	1,400	19,759
Chugoku Electric Power Co., Inc. (The)	1,000	13,952
Electric Power Development Co. Ltd.	400	8,017
FANUC Corp.	100	13,363
Hokkaido Electric Power Co., Inc.	1,100	4,750
Invesco Office J-Reit, Inc., REIT	346	45,832
Japan Airlines Co. Ltd.	300	5,513
Japan Hotel REIT Investment Corp., REIT	120	35,030
Japan Post Holdings Co. Ltd.	700	5,476
Japan Tobacco, Inc.	600	11,098
JFE Holdings, Inc.	1,900	12,312
JXTG Holdings, Inc.	4,500	15,333
Kamigumi Co. Ltd.	200	3,376
Kansai Electric Power Co., Inc. (The)	3,700	41,184
KDDI Corp.	700	20,677
Kenedix Office Investment Corp., REIT	10	52,954
Kenedix Retail REIT Corp., REIT	29	41,190
Kyushu Electric Power Co., Inc.	1,600	12,832
Lawson, Inc.	300	16,467
Matsui Securities Co. Ltd.	1,400	10,264
Miraca Holdings, Inc.	500	10,537
Mitsubishi Chemical Holdings Corp.	500	2,969
Mitsubishi Logistics Corp.	200	4,026
Mitsui Fudosan Logistics Park, Inc., REIT	11	46,533
Nippon Accommodations Fund, Inc., REIT	12	65,289
Nippon Prologis REIT, Inc., REIT	26	65,418
Nippon Telegraph & Telephone Corp.	5,000	119,583
Nissan Motor Co. Ltd.	3,800	12,714
NTT DOCOMO, Inc.	800	25,019
Orix JREIT, Inc., REIT	24	31,566
Otsuka Corp.	900	38,368
Shikoku Electric Power Co., Inc.	600	4,733
Sumitomo Chemical Co. Ltd.	1,600	4,727
Takeda Pharmaceutical Co. Ltd.	300	9,135
Tohoku Electric Power Co., Inc.	2,800	26,916
Tokio Marine Holdings, Inc.	2,100	96,085
Tokyo Electron Ltd.	100	18,637
Toyota Motor Corp.	1,200	72,318

		1,059,219

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Macau — 0.1%
Sands China Ltd.	19,200	69,851

Mexico — 0.3%
Bolsa Mexicana de Valores SAB de CV	8,835	13,449
Fibra Uno Administracion SA de CV, REIT	31,716	24,894
Grupo Financiero Banorte SAB de CV, Class O	23,132	63,382
Kimberly-Clark de Mexico SAB de CV, Class A	31,934	48,542
Wal-Mart de Mexico SAB de CV	41,342	97,401

		247,668

Netherlands — 0.2%
ABN AMRO Bank NV, CVA (i)	860	6,979
Eurocommercial Properties NV, REIT, CVA	1,315	12,699
ING Groep NV	2,612	13,384
Koninklijke Ahold Delhaize NV	637	14,840
Koninklijke KPN NV	2,770	6,624
NN Group NV	328	8,914
Randstad NV *	316	11,152
Royal Dutch Shell plc, Class A	840	14,594
Royal Dutch Shell plc, Class B	2,660	44,619

		133,805

New Zealand — 0.0% (f)
Contact Energy Ltd.	3,337	11,357
Spark New Zealand Ltd.	6,041	14,703

		26,060

Norway — 0.1%
Aker BP ASA	708	8,881
DNB ASA	884	9,848
Gjensidige Forsikring ASA	638	10,865
Telenor ASA	1,405	20,535

		50,129

Peru — 0.0% (f)
Southern Copper Corp.	508	14,305

Portugal — 0.0% (f)
EDP — Energias de Portugal SA	7,714	31,036
Galp Energia SGPS SA	729	8,337

		39,373

Russia — 0.5%
Alrosa PJSC	35,785	28,806
Evraz plc	6,218	17,791
LUKOIL PJSC, ADR	800	47,145
Moscow Exchange MICEX-RTS PJSC	72,202	88,654
Sberbank of Russia PJSC	52,493	121,876
Sberbank of Russia PJSC	10,104	23,459
Severstal PJSC, GDR (i)	1,785	19,557
Severstal PJSC, GDR (i)	1,066	11,823

		359,111

Saudi Arabia — 0.1%
Al Rajhi Bank	5,829	83,465

Singapore — 0.2%
Ascendas, REIT	42,520	84,190
Mapletree Logistics Trust, REIT	40,500	44,861
SATS Ltd.	2,000	4,446
Singapore Telecommunications Ltd.	6,700	11,944
StarHub Ltd.	6,900	6,443

		151,884

South Africa — 0.2%
Absa Group Ltd.	6,333	26,347
Anglo American plc	769	13,476
AVI Ltd.	5,195	20,361
Bid Corp. Ltd.	2,270	26,756
FirstRand Ltd.	9,234	20,722
SPAR Group Ltd. (The)	2,066	20,994
Vodacom Group Ltd.	5,791	37,886

		166,542

South Korea — 0.4%
KT&G Corp.	1,001	61,289
Samsung Electronics Co. Ltd.	5,644	219,447
Samsung Fire & Marine Insurance Co. Ltd.	86	10,877
SK Telecom Co. Ltd., ADR	1,168	19,003

		310,616

Spain — 0.7%
Acciona SA	85	8,991
ACS Actividades de Construccion y Servicios SA	370	7,348
Aena SME SA (i)	134	14,538
Atlantica Yield plc	255	5,687
Banco Bilbao Vizcaya Argentaria SA	3,578	11,079
Banco de Sabadell SA	10,110	5,113
Banco Santander SA	7,081	16,844
Bankinter SA	1,676	6,080
CaixaBank SA	4,102	7,591
Enagas SA	1,285	25,349
Endesa SA	1,369	28,969
Iberdrola SA	22,262	217,745
Industria de Diseno Textil SA	3,515	91,086
Inmobiliaria Colonial Socimi SA, REIT	3,678	34,671
Naturgy Energy Group SA	1,660	29,123
Red Electrica Corp. SA	1,773	31,860
Repsol SA	1,138	10,152
Telefonica SA	1,569	7,141

		559,367

Sweden — 0.2%
Autoliv, Inc.	192	8,834
Hennes & Mauritz AB, Class B	735	9,406
Sandvik AB	775	10,902
Skandinaviska Enskilda Banken AB, Class A	1,683	11,271
Skanska AB, Class B *	504	7,585
SKF AB, Class B	573	7,808
Svenska Handelsbanken AB, Class A *	1,409	11,620
Swedbank AB, Class A	1,360	15,000
Swedish Match AB	233	13,192
Tele2 AB, Class B	731	9,739
Telia Co. AB	6,294	22,528
Volvo AB, Class B	2,307	27,421

		155,306

Switzerland — 1.5%
ABB Ltd. (Registered)	947	16,460
Adecco Group AG (Registered)	204	8,039
Credit Suisse Group AG (Registered) *	1,457	11,760

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Flughafen Zurich AG (Registered) *	88	9,845
LafargeHolcim Ltd. (Registered) *	321	11,714
Nestle SA (Registered)	1,687	172,694
Novartis AG (Registered)	5,549	457,786
OC Oerlikon Corp. AG (Registered)	1,620	12,827
Roche Holding AG	1,094	351,986
Swiss Re AG	167	12,859
UBS Group AG (Registered) *	1,788	16,389
Zurich Insurance Group AG	369	129,632

		1,211,991

Taiwan — 1.4%
Asustek Computer, Inc.	6,000	40,626
Catcher Technology Co. Ltd.	8,000	51,175
Chicony Electronics Co. Ltd.	4,035	10,074
Delta Electronics, Inc.	13,000	51,452
MediaTek, Inc.	6,000	64,399
Mega Financial Holding Co. Ltd.	69,000	64,791
Novatek Microelectronics Corp.	5,000	28,191
President Chain Store Corp.	3,000	28,046
Quanta Computer, Inc.	38,000	75,246
Taiwan Mobile Co. Ltd.	9,000	29,716
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,380	591,640
Vanguard International Semiconductor Corp.	27,000	52,337

		1,087,693

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	4,900	48,078

United Kingdom — 1.7%
3i Group plc	953	9,234
Admiral Group plc	272	7,491
AstraZeneca plc	446	39,738
Aviva plc	2,945	9,682
BAE Systems plc	1,596	10,254
Barclays plc	9,803	11,140
Barratt Developments plc	3,578	19,340
Berkeley Group Holdings plc	171	7,632
BP plc	10,806	44,315
British American Tobacco plc	900	30,659
BT Group plc	9,627	14,003
Centrica plc	44,874	21,144
Diageo plc	2,769	87,804
Direct Line Insurance Group plc	5,421	19,791
Drax Group plc	1,297	2,453
easyJet plc	587	4,068
Fiat Chrysler Automobiles NV	1,047	7,474
GlaxoSmithKline plc	2,892	54,266
Imperial Brands plc	1,599	29,510
ITV plc	10,544	8,653
J Sainsbury plc	2,458	6,360
John Wood Group plc	4,125	7,849
Land Securities Group plc, REIT	989	6,820
Legal & General Group plc	3,978	9,399
Linde plc	542	93,766
Lloyds Banking Group plc	33,335	13,032
M&G plc *	4,026	5,600
Micro Focus International plc	1,836	9,060
National Grid plc	3,665	42,823
NewRiver REIT plc, REIT	11,580	8,455
Next plc	182	9,131
Pennon Group plc	814	10,884
Persimmon plc	981	23,190
Prudential plc	1,013	12,693
RELX plc	899	19,187
RSA Insurance Group plc	1,575	8,219
Safestore Holdings plc, REIT	4,872	38,526
Schroders plc	164	5,014
Segro plc, REIT	9,466	89,486
Severn Trent plc	1,024	28,986
Signature Aviation plc	1,870	3,800
SSE plc	3,227	51,855
Standard Chartered plc	1,413	7,812
Standard Life Aberdeen plc	3,315	9,149
Taylor Wimpey plc	24,258	34,906
Tesco plc	5,929	16,744
Tritax Big Box REIT plc, REIT	27,110	37,738
Tritax EuroBox plc (i)	21,079	23,111
Unilever plc	3,024	152,501
UNITE Group plc (The), REIT	4,972	49,618
United Utilities Group plc	2,702	30,246
Vodafone Group plc	20,611	28,514
Workspace Group plc, REIT	4,689	43,990
WPP plc	1,263	8,587

		1,385,702

United States — 11.2%
3M Co.	117	15,972
AbbVie, Inc.	2,049	156,113
AES Corp.	994	13,518
AGNC Investment Corp., REIT	1,182	12,506
ALLETE, Inc.	197	11,954
Altria Group, Inc.	485	18,755
Ameren Corp.	266	19,373
American Electric Power Co., Inc.	226	18,076
American States Water Co.	98	8,011
American Tower Corp., REIT	411	89,495
Americold Realty Trust, REIT	3,501	119,174
Amgen, Inc.	100	20,273
Analog Devices, Inc.	720	64,548
Annaly Capital Management, Inc., REIT	2,164	10,972
AT&T, Inc.	572	16,674
Automatic Data Processing, Inc.	912	124,652
AvalonBay Communities, Inc., REIT	1,171	172,336
Avangrid, Inc.	802	35,112
Avaya Holdings Corp. *	1,873	15,153
Avista Corp.	384	16,316
Black Hills Corp.	241	15,431
BlackRock, Inc.	268	117,912
Brandywine Realty Trust, REIT	4,720	49,654
Bristol-Myers Squibb Co.	4,913	273,851
Broadcom, Inc.	74	17,545
Bunge Ltd.	370	15,181
Cardinal Health, Inc.	390	18,697
Carnival Corp.	520	6,848
CenterPoint Energy, Inc.	1,778	27,470
CenturyLink, Inc.	1,638	15,496
CF Industries Holdings, Inc.	423	11,506
Chevron Corp.	1,688	122,312
Citigroup, Inc.	600	25,272
Clear Channel Outdoor Holdings, Inc. *	4,888	3,128
Clearway Energy, Inc., Class C	455	8,554
CME Group, Inc.	573	99,077
CNA Financial Corp.	418	12,975

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Coca-Cola Co. (The)	8,287	366,700
Comcast Corp., Class A	4,526	155,604
Consolidated Edison, Inc.	476	37,128
Coty, Inc., Class A	1,900	9,804
Digital Realty Trust, Inc., REIT	1,108	153,912
Dominion Energy, Inc.	529	38,189
Douglas Emmett, Inc., REIT	2,831	86,374
DTE Energy Co.	319	30,295
Duke Energy Corp.	461	37,286
DuPont de Nemours, Inc.	238	8,116
Eastman Chemical Co.	235	10,946
Eaton Corp. plc	1,469	114,127
Edison International	576	31,559
Eli Lilly & Co.	661	91,694
Emerson Electric Co.	193	9,196
Entergy Corp.	82	7,706
Equinix, Inc., REIT	199	124,289
Equity LifeStyle Properties, Inc., REIT	2,450	140,826
Essex Property Trust, Inc., REIT	682	150,204
Evergy, Inc.	317	17,451
Exelon Corp.	455	16,749
Exxon Mobil Corp.	343	13,024
Federal Realty Investment Trust, REIT	766	57,151
Ferguson plc	176	10,883
FirstEnergy Corp.	871	34,901
Ford Motor Co.	2,500	12,075
Gap, Inc. (The)	1,225	8,624
General Motors Co.	571	11,865
Gilead Sciences, Inc.	294	21,979
Hanesbrands, Inc.	1,312	10,325
Harley-Davidson, Inc.	557	10,544
Hawaiian Electric Industries, Inc.	299	12,872
Healthcare Trust of America, Inc., Class A, REIT	3,285	79,760
Healthpeak Properties, Inc., REIT	4,815	114,838
Home Depot, Inc. (The)	303	56,573
Honeywell International, Inc.	1,019	136,332
HP, Inc.	907	15,746
IDACORP, Inc.	176	15,451
iHeartMedia, Inc., Class A *	144	1,053
International Business Machines Corp.	1,413	156,744
International Flavors & Fragrances, Inc.	38	3,879
International Paper Co.	417	12,981
Interpublic Group of Cos., Inc. (The)	681	11,025
Invesco Ltd.	1,252	11,368
Invitation Homes, Inc., REIT	6,410	136,982
Iron Mountain, Inc., REIT	2,520	59,976
Johnson Controls International plc	298	8,034
Kellogg Co.	343	20,577
KeyCorp	3,647	37,819
Kilroy Realty Corp., REIT	1,443	91,919
Kimco Realty Corp., REIT	1,051	10,163
Kohl’s Corp.	424	6,186
Kraft Heinz Co. (The)	734	18,159
Las Vegas Sands Corp.	321	13,633
Leggett & Platt, Inc.	169	4,509
LyondellBasell Industries NV, Class A	229	11,365
Macquarie Infrastructure Corp.	511	12,903
Macy’s, Inc.	1,315	6,457
Maxim Integrated Products, Inc.	2,104	102,275
McDonald’s Corp.	650	107,478
MDU Resources Group, Inc.	1,376	29,584
Merck & Co., Inc.	4,464	343,460
Morgan Stanley	1,376	46,784
National Fuel Gas Co.	582	21,703
National Retail Properties, Inc., REIT	2,408	77,514
New Jersey Resources Corp.	394	13,384
Newell Brands, Inc.	1,132	15,033
Newmont Corp.	246	11,139
NextEra Energy, Inc.	376	90,473
Nielsen Holdings plc	922	11,562
Nordstrom, Inc.	494	7,578
Norfolk Southern Corp.	562	82,052
Northwest Natural Holding Co.	107	6,607
NorthWestern Corp.	263	15,735
NRG Energy, Inc.	471	12,839
Nucor Corp.	336	12,103
Occidental Petroleum Corp.	385	4,458
OGE Energy Corp.	560	17,209
Old Republic International Corp.	749	11,422
ONE Gas, Inc.	177	14,801
ONEOK, Inc.	264	5,758
PACCAR, Inc.	201	12,287
Packaging Corp. of America	204	17,713
Park Hotels & Resorts, Inc., REIT	6,136	48,536
PepsiCo, Inc.	813	97,641
Pfizer, Inc.	521	17,005
Philip Morris International, Inc.	2,406	175,542
Pinnacle West Capital Corp.	248	18,796
PNM Resources, Inc.	245	9,310
Portland General Electric Co.	333	15,964
PPL Corp.	1,381	34,083
Procter & Gamble Co. (The)	2,172	238,920
Progressive Corp. (The)	879	64,905
Prologis, Inc., REIT	5,874	472,093
Public Service Enterprise Group, Inc.	674	30,269
Public Storage, REIT	1,143	227,011
QUALCOMM, Inc.	118	7,983
Rexford Industrial Realty, Inc., REIT	1,469	60,244
Schlumberger Ltd.	643	8,674
Seagate Technology plc	393	19,178
Simon Property Group, Inc., REIT	147	8,064
South Jersey Industries, Inc.	473	11,825
Southern Co. (The)	684	37,032
Southwest Gas Holdings, Inc.	254	17,668
Spire, Inc.	195	14,524
Steel Dynamics, Inc.	608	13,704
Tapestry, Inc.	775	10,036
Targa Resources Corp.	559	3,863
TerraForm Power, Inc., Class A	622	9,809
Texas Instruments, Inc.	1,023	102,228
UGI Corp.	428	11,415
United Parcel Service, Inc., Class B	191	17,843
UnitedHealth Group, Inc.	643	160,351
Ventas, Inc., REIT	3,200	85,760
VEREIT, Inc., REIT	16,540	80,881
Verizon Communications, Inc.	7,812	419,739
VICI Properties, Inc., REIT	5,409	90,006
Vornado Realty Trust, REIT	1,772	64,164
WEC Energy Group, Inc.	232	20,446

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Weingarten Realty Investors, REIT	2,930	42,280
Westrock Co.	529	14,950
Williams Cos., Inc. (The)	913	12,919
WP Carey, Inc., REIT	292	16,959
Xcel Energy, Inc.	5,004	301,741

		8,902,034

TOTAL COMMON STOCKS (Cost $25,323,792)		22,020,677

INVESTMENT COMPANIES — 11.3%
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (k)	447,194	3,085,636
JPMorgan Equity Income Fund Class R6 Shares (k)	313,129	4,593,607
JPMorgan Floating Rate Income Fund Class R6 Shares (k)	102,036	797,923
JPMorgan Managed Income Fund Class L Shares (k)	46,461	460,425

TOTAL INVESTMENT COMPANIES (Cost $10,173,923)		8,937,591

	Principal Amount ($)
MORTGAGE-BACKED SECURITIES — 6.9%
United States — 6.9%
FHLMC Gold Pools, 15 Year Pool # G18569, 3.00%, 9/1/2030	107,406	112,810
FHLMC Gold Pools, 30 Year
Pool # G67700, 3.50%, 8/1/2046	262,142	281,271
Pool # G60852, 4.00%, 8/1/2046	43,425	47,279
Pool # G67702, 4.00%, 1/1/2047	31,213	33,983
Pool # G61096, 3.50%, 2/1/2047	123,126	131,561
Pool # G67704, 4.00%, 8/1/2047	17,520	19,226
Pool # G67705, 4.00%, 10/1/2047	22,159	24,125
Pool # G67706, 3.50%, 12/1/2047	301,015	322,961
Pool # Q53751, 3.50%, 1/1/2048	134,443	142,474
Pool # G67708, 3.50%, 3/1/2048	419,713	448,398
Pool # G67714, 4.00%, 7/1/2048	40,922	44,533
FHLMC UMBS, 30 Year
Pool # SD0105, 3.50%, 6/1/2047	89,972	95,809
Pool # SD0011, 3.50%, 7/1/2049	1,119,182	1,202,848
Pool # SD7506, 4.00%, 9/1/2049	85,370	92,871
FNMA UMBS, 20 Year
Pool # BM3100, 4.00%, 11/1/2037	22,071	24,018
Pool # BM3569, 3.50%, 2/1/2038	55,256	59,867
Pool # BM3791, 3.50%, 4/1/2038	40,501	43,458
FNMA UMBS, 30 Year
Pool # AS4085, 4.00%, 12/1/2044	18,463	20,097
Pool # BM1909, 4.00%, 2/1/2045	33,780	36,888
Pool # AL7941, 4.00%, 12/1/2045	111,717	121,608
Pool # FM1782, 4.00%, 3/1/2046	93,489	101,242
Pool # AS7542, 3.50%, 7/1/2046	101,523	109,278
Pool # AS8684, 3.50%, 1/1/2047	35,970	38,427
Pool # MA2920, 3.00%, 3/1/2047	69,255	73,017
Pool # AS9313, 4.00%, 3/1/2047	33,842	36,805
Pool # FM1504, 3.50%, 6/1/2047	92,451	99,132
Pool # AS9960, 4.00%, 7/1/2047	152,399	166,260
Pool # BM3567, 4.00%, 9/1/2047	224,634	244,369
Pool # BM4028, 3.50%, 10/1/2047	32,554	34,915
Pool # BM3357, 3.50%, 11/1/2047	64,563	69,345
Pool # BM3778, 3.50%, 12/1/2047	203,503	218,259
Pool # CA0906, 3.50%, 12/1/2047	113,712	122,320
Pool # MA3210, 3.50%, 12/1/2047	22,328	23,599
Pool # BH9215, 3.50%, 1/1/2048	36,368	38,563
Pool # CA0995, 3.50%, 1/1/2048	129,800	139,690
Pool # BM3788, 3.50%, 3/1/2048	264,031	283,179
Pool # BM5483, 3.50%, 4/1/2048	37,391	39,610
Pool # BM5897, 3.50%, 5/1/2048	42,493	44,984
Pool # BO1846, 3.50%, 8/1/2049	98,020	105,017
FNMA, Other
Pool # AN6368, 3.09%, 9/1/2029	30,000	33,702
Pool # AN7845, 3.08%, 12/1/2029	30,000	33,582
Pool # AN8281, 3.19%, 2/1/2030	20,000	22,769
Pool # AN8572, 3.55%, 4/1/2030	20,000	23,380
Pool # AN9116, 3.61%, 5/1/2030	13,000	15,267

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # AN6122, 3.06%, 8/1/2032	20,000	22,668
Pool # BM3226, 3.44%, 10/1/2032 (l)	19,793	22,947
Pool # AN7633, 3.13%, 12/1/2032	9,960	11,239
Pool # AN8095, 3.24%, 1/1/2033	18,000	20,439

TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,227,307)		5,500,089

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.8%
United States — 5.8%
American Home Mortgage Investment Trust Series 2005-1, Class 6A, 3.67%, 6/25/2045 (l)	25,523	24,244
Banc of America Funding Trust Series 2006-A, Class 1A1, 4.37%, 2/20/2036 (l)	16,698	14,239
Banc of America Mortgage Trust Series 2005-A, Class 2A2, 3.68%, 2/25/2035 (l)	11,094	9,941
Bear Stearns ALT-A Trust Series 2005-4, Class 23A2, 3.88%, 5/25/2035 (l)	35,026	31,421
Bear Stearns ARM Trust
Series 2004-9, Class 22A1, 4.37%, 11/25/2034 (l)	85,065	73,266
Series 2006-1, Class A1, 3.84%, 2/25/2036 (l)	14,473	13,488
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1, 3.84%, 9/25/2035 (l)	35,703	33,853
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.47%, 7/27/2048 (c) (l)	56,155	55,361
Series 2019-1, Class A1, 3.71%, 3/25/2049 (c) (l)	128,883	127,744
Connecticut Avenue Securities Trust Series 2019-R06, Class 2M2, 3.05%, 9/25/2039 ‡ (c) (l)	150,000	115,970
Deephaven Residential Mortgage Trust
Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (c) (l)	250,000	213,799
Series 2020-1, Class A3, 2.65%, 1/25/2060 (c) (l)	450,000	434,549
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 3.25%, 9/25/2030 (l)	248,272	209,095
FHLMC, REMIC
Series 4703, Class SA, IF, IO, 5.45%, 7/15/2047 (l)	396,452	77,341
Series 4632, Class MA, 4.00%, 8/15/2054	94,230	101,806
Series 4839, Class WS, IF, IO, 5.40%, 8/15/2056 (l)	207,963	42,927
FHLMC, STRIPS
Series 316, Class S7, IF, IO, 5.40%, 11/15/2043 (l)	405,634	80,735
Series 356, Class S5, IF, IO, 5.30%, 9/15/2047 (l)	436,645	83,086
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 1M1, 1.60%, 5/25/2030 (l)	10,493	10,375
Series 2017-C07, Class 2M2, 3.45%, 5/25/2030 (l)	179,445	154,841
Series 2018-C02, Class 2M2, 3.15%, 8/25/2030 (l)	276,651	228,561
Series 2018-C04, Class 2M2, 3.50%, 12/25/2030 (l)	244,640	200,524
FNMA, REMIC
Series 2012-75, Class DS, IF, IO, 5.00%, 7/25/2042 (l)	341,537	58,996
Series 2016-1, Class SJ, IF, IO, 5.20%, 2/25/2046 (l)	240,369	36,620
Series 2018-67, Class SN, IF, IO, 5.25%, 9/25/2048 (l)	533,600	106,365
Series 2018-73, Class SC, IF, IO, 5.25%, 10/25/2048 (l)	391,765	74,922
GNMA
Series 2017-67, Class ST, IF, IO, 5.43%, 5/20/2047 (l)	250,649	56,245
Series 2017-112, Class S, IF, IO, 5.43%, 7/20/2047 (l)	280,926	53,695
Series 2018-36, Class SG, IF, IO, 5.43%, 3/20/2048 (l)	123,570	27,093
Series 2019-22, Class SM, IF, IO, 5.28%, 2/20/2049 (l)	353,592	70,664
Series 2019-42, Class SJ, IF, IO, 5.28%, 4/20/2049 (l)	420,763	54,245
GSR Mortgage Loan Trust Series 2005-AR3, Class 1A1, 1.39%, 5/25/2035 (l)	39,896	32,392
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048 (c) (l)	106,463	102,816
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (c) (l)	250,000	229,732
Impac CMB Trust
Series 2004-6, Class 1A2, 1.73%, 10/25/2034 (l)	43,257	39,894
Series 2004-7, Class 1A2, 1.87%, 11/25/2034 (l)	70,315	64,635
Series 2005-4, Class 1A1A, 1.49%, 5/25/2035 (l)	159,954	144,581
Series 2005-8, Class 1AM, 1.65%, 2/25/2036 (l)	124,956	106,778
Lehman Mortgage Trust Series 2005-3, Class 2A3, 5.50%, 1/25/2036	7,588	7,231

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
LHOME Mortgage Trust Series 2019-RTL1, Class A1, 4.58%, 10/25/2023 (c) (h)	100,000	94,442
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.56%, 4/21/2034 (l)	15,549	14,463
Merrill Lynch Mortgage Investors Trust Series 2007-1, Class 4A3, 4.22%, 1/25/2037 (l)	9,503	8,131
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 4.58%, 7/25/2034 (l)	20,694	19,008
Series 2005-5AR, Class 1M1, 1.70%, 9/25/2035 ‡ (l)	65,208	64,508
New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049 (c) (l)	84,476	83,311
Series 2019-NQM4, Class M1, 2.99%, 9/25/2059 ‡ (c) (l)	239,000	189,788
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 1.23%, 12/25/2035 (l)	45,609	38,674
RALI Trust Series 2006-QA3, Class A1, 1.15%, 4/25/2036 (l)	83,595	80,817
Residential Asset Securitization Trust Series 2004-A6, Class A1, 5.00%, 8/25/2019	496	495
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 3.03%, 10/25/2037 (l)	298,598	241,952
Toorak Mortgage Corp. Ltd. Series 2019-1, Class A1, 4.46%, 3/25/2022 (c) (h)	100,000	88,209
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 3.62%, 3/25/2035 (l)	15,237	13,836
Series 2005-AR5, Class A6, 4.34%, 5/25/2035 (l)	23,468	22,066

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,978,023)		4,563,770

ASSET-BACKED SECURITIES — 4.3%
United States — 4.3%
ABFC Trust Series 2003-OPT1, Class M1, 1.98%, 2/25/2033 ‡ (l)	157,117	146,878
ACC Trust Series 2019-1, Class B, 4.47%, 10/20/2022 (c)	100,000	100,111
Accredited Mortgage Loan Trust Series 2005-4, Class A2D, 1.27%, 12/25/2035 ‡ (l)	54,940	54,592
ACE Securities Corp. Home Equity Loan Trust Series 2003-HE1, Class M1, 1.92%, 11/25/2033 (l)	86,824	78,969
American Credit Acceptance Receivables Trust
Series 2018-3, Class D, 4.14%, 10/15/2024 (c)	14,000	13,582
Series 2019-1, Class E, 4.84%, 4/14/2025 (c)	100,000	77,897
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class C, 3.36%, 2/18/2025	15,000	15,090
Series 2019-1, Class D, 3.62%, 3/18/2025	15,000	14,929
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1997-1, Class A7, 7.61%, 3/25/2027 ‡	10,713	10,561
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6, Class M2, 3.42%, 11/25/2033 ‡ (l)	66,420	63,507
Bear Stearns Asset-Backed Securities Trust Series 2004-HE5, Class M2, 2.82%, 7/25/2034 ‡ (l)	11,854	11,388
Conn’s Receivables Funding LLC
Series 2018-A, Class C, 6.02%, 1/15/2023 (c)	23,222	22,218
Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (c)	100,000	94,738
Series 2019-A, Class C, 5.29%, 10/16/2023 ‡ (c)	100,000	94,793
Countrywide Asset-Backed Certificates
Series 2004-2, Class M1, 1.70%, 5/25/2034 ‡ (l)	13,721	13,235
Series 2006-19, Class 2A2, 1.11%, 3/25/2037 ‡ (l)	65,309	62,456
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M5, 3.27%, 5/25/2034 (l)	31,848	30,557
Series 2004-5, Class M3, 2.67%, 7/25/2034 ‡ (l)	56,496	54,287
Drive Auto Receivables Trust
Series 2018-4, Class D, 4.09%, 1/15/2026	15,000	15,025
Series 2019-1, Class D, 4.09%, 6/15/2026	35,000	34,675
Series 2019-3, Class D, 3.18%, 10/15/2026	50,000	48,076
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (c)	49,500	47,355
DT Auto Owner Trust
Series 2018-3A, Class D, 4.19%, 7/15/2024 (c)	45,000	38,452
Series 2019-1A, Class D, 3.87%, 11/15/2024 (c)	80,000	79,011
Series 2017-4A, Class E, 5.15%, 11/15/2024 (c)	100,000	100,190
Exeter Automobile Receivables Trust
Series 2018-4A, Class C, 3.97%, 9/15/2023 (c)	20,000	19,241
Series 2018-2A, Class D, 4.04%, 3/15/2024 (c)	20,000	20,056
Series 2018-3A, Class E, 5.43%, 8/15/2024 (c)	10,000	9,515

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2018-4A, Class D, 4.35%, 9/16/2024 (c)	20,000	18,314
Series 2019-1A, Class C, 3.82%, 12/16/2024 (c)	25,000	24,102
Series 2019-1A, Class D, 4.13%, 12/16/2024 (c)	45,000	40,618
Series 2018-2A, Class E, 5.33%, 5/15/2025 (c)	120,000	116,875
Series 2018-4A, Class E, 5.38%, 7/15/2025 (c)	10,000	9,162
Series 2019-1A, Class E, 5.20%, 1/15/2026 (c)	65,000	49,130
Series 2019-2A, Class E, 4.68%, 5/15/2026 (c)	220,000	140,470
FREED ABS Trust
Series 2019-1, Class A, 3.42%, 6/18/2026 (c)	33,807	33,181
Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (c)	110,000	94,718
Fremont Home Loan Trust Series 2003-A, Class M1, 1.92%, 8/25/2033 ‡ (l)	63,868	58,458
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023 (c)	25,096	23,471
Series 2019-4A, Class B, 2.78%, 9/16/2024 (c)	30,000	28,938
Series 2019-1A, Class C, 3.87%, 12/16/2024 (c)	15,000	14,798
Series 2019-4A, Class C, 3.06%, 8/15/2025 (c)	40,000	38,149
GLS Auto Receivables Trust Series 2018-3A, Class C, 4.18%, 7/15/2024 (c)	10,000	9,084
GSAMP Trust Series 2003-SEA, Class A1, 1.35%, 2/25/2033 ‡ (l)	132,556	123,739
Long Beach Mortgage Loan Trust Series 2004-6, Class A3, 2.25%, 11/25/2034 ‡ (l)	65,654	64,494
MASTR Asset-Backed Securities Trust Series 2004-OPT2, Class M1, 1.85%, 9/25/2034 ‡ (l)	15,679	13,904
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-SD1, Class M1, 3.20%, 3/25/2033 ‡ (l)	145,303	125,142
Series 2003-NC10, Class M1, 1.97%, 10/25/2033 ‡ (l)	21,840	20,622
Series 2004-HE3, Class M1, 1.80%, 3/25/2034 ‡ (l)	59,635	54,900
Series 2004-NC7, Class M2, 1.88%, 7/25/2034 ‡ (l)	16,172	14,283
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (c)	10,000	9,892
RAMP Trust
Series 2005-RS6, Class M4, 1.92%, 6/25/2035 ‡ (l)	250,000	237,149
Series 2006-RZ3, Class M1, 1.30%, 8/25/2036 ‡ (l)	200,000	178,698
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	17,000	16,854
Series 2019-1, Class D, 3.65%, 4/15/2025	30,000	28,305
Securitized Asset-Backed Receivables LLC Trust Series 2004-OP2, Class M3, 2.97%, 8/25/2034 ‡ (l)	92,228	86,976
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 1/20/2050 (c)	49,958	47,826
Series 2020-1A, Class A2II, 4.34%, 1/20/2050 (c)	49,917	45,070
Structured Asset Investment Loan Trust Series 2003-BC11, Class M1, 1.92%, 10/25/2033 ‡ (l)	9,889	9,583
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4, 1.12%, 1/25/2037 (l)	76,031	71,383
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 1.10%, 1/25/2037 ‡ (l)	19,644	19,415
Westlake Automobile Receivables Trust
Series 2019-1A, Class C, 3.45%, 3/15/2024 (c)	70,000	64,734
Series 2019-1A, Class D, 3.67%, 3/15/2024 (c)	60,000	53,136
Series 2019-1A, Class E, 4.49%, 7/15/2024 (c)	50,000	41,603

TOTAL ASSET-BACKED SECURITIES (Cost $3,665,497)		3,398,560

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Cayman Islands — 0.3%
GPMT Ltd. Series 2018-FL1, Class AS, 1.97%, 11/21/2035 ‡ (c) (l)	250,000	237,276

United States — 3.1%
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class D, 3.25%, 2/15/2050 ‡ (c)	100,000	68,994
BANK
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (c)	100,000	63,897
Series 2018-BN12, Class D, 3.00%, 5/15/2061 ‡ (c)	30,000	18,981
BBCMS Mortgage Trust Series 2018-C2, Class C, 4.97%, 12/15/2051 ‡ (l)	18,750	15,194
Benchmark Mortgage Trust Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (c)	100,000	60,251
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 4.88%, 9/10/2045 ‡ (c) (l)	100,000	90,768
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (c)	20,000	14,886
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (c)	23,000	15,676
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (l)	10,000	9,442

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Commercial Mortgage Trust Series 2016-CR28, Class C, 4.65%, 2/10/2049 ‡ (l)	100,000	85,150
CSAIL Commercial Mortgage Trust
Series 2019-C15, Class C, 4.98%, 3/15/2052 ‡ (l)	100,000	80,817
Series 2019-C16, Class C, 4.24%, 6/15/2052 ‡ (l)	25,000	18,745
DBGS Mortgage Trust Series 2018-5BP, Class B, 1.53%, 6/15/2033 ‡ (c) (l)	100,000	90,209
FHLMC Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029 (l)	160,000	24,869
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.17%, 7/25/2026 (l)	120,000	13,336
Series K087, Class A2, 3.77%, 12/25/2028	50,000	58,931
Series K716, Class X3, IO, 1.80%, 8/25/2042 (l)	105,785	2,339
Series K726, Class X3, IO, 2.13%, 7/25/2044 (l)	151,020	11,319
Series K729, Class X3, IO, 1.97%, 11/25/2044 (l)	1,211,852	96,662
Series K728, Class X3, IO, 1.95%, 11/25/2045 (l)	100,000	7,557
Series K071, Class X3, IO, 2.01%, 11/25/2045 (l)	700,000	88,413
Series K088, Class X3, IO, 2.35%, 2/25/2047 (l)	555,000	91,581
FNMA ACES
Series 2019-M4, Class A2, 3.61%, 2/25/2031	160,000	181,848
Series 2016-M4, Class X2, IO, 2.65%, 1/25/2039 (l)	171,175	12,652
FREMF Series 2018-KF46, Class B, 3.47%, 3/25/2028 (c) (l)	6,577	5,131
FREMF Mortgage Trust
Series 2015-KF09, Class B, 6.87%, 5/25/2022 (c) (l)	1,508	1,454
Series 2015-KF10, Class B, 7.62%, 7/25/2022 (c) (l)	3,121	2,891
Series 2017-KF31, Class B, 4.42%, 4/25/2024 (c) (l)	3,835	3,223
Series 2017-KF32, Class B, 4.07%, 5/25/2024 (c) (l)	42,840	36,599
Series 2018-KF45, Class B, 3.47%, 3/25/2025 (c) (l)	12,196	10,182
Series 2018-KF47, Class B, 3.52%, 5/25/2025 (c) (l)	76,185	64,378
Series 2018-KC02, Class B, 4.09%, 7/25/2025 (c) (l)	25,000	21,750
Series 2018-KF53, Class B, 3.57%, 10/25/2025 (l)	80,855	67,420
Series 2019-KC03, Class B, 4.37%, 1/25/2026 (c) (l)	25,000	21,681
Series 2019-KF62, Class B, 3.57%, 4/25/2026 (c) (l)	24,770	20,523
Series 2019-K736, Class C, 3.76%, 7/25/2026 (c) (l)	25,000	22,655
Series 2018-KF43, Class B, 3.67%, 1/25/2028 (c) (l)	44,711	35,162
Series 2018-KF50, Class B, 3.42%, 7/25/2028 (c) (l)	8,341	6,472
Series 2018-K82, Class B, 4.13%, 9/25/2028 (c) (l)	50,000	47,656
Series 2019-KF63, Class B, 3.87%, 5/25/2029 (c) (l)	20,000	15,258
Series 2012-K19, Class C, 4.02%, 5/25/2045 (c) (l)	10,000	9,873
Series 2017-K67, Class C, 3.94%, 9/25/2049 (c) (l)	5,000	4,485
Series 2017-K65, Class B, 4.07%, 7/25/2050 (c) (l)	75,000	72,260
Series 2019-K87, Class C, 4.32%, 1/25/2051 (c) (l)	100,000	89,646
Series 2018-K75, Class B, 3.98%, 4/25/2051 (c) (l)	10,000	9,489
Series 2019-K103, Class C, 3.57%, 12/25/2051 (c) (l)	25,000	18,711
Series 2020-K737, Class B, 3.30%, 1/25/2053 (c) (l)	100,000	93,000
Series 2020-K737, Class C, 3.30%, 1/25/2053 (c) (l)	145,000	117,562
GNMA
Series 2012-44, IO, 0.26%, 3/16/2049 (l)	182,902	1,218
Series 2014-186, IO, 0.73%, 8/16/2054 (l)	285,079	10,934
Series 2013-178, IO, 0.64%, 6/16/2055 (l)	68,082	1,781
Series 2016-71, Class QI, IO, 0.97%, 11/16/2057 (l)	290,203	17,882
Series 2017-86, IO, 0.77%, 5/16/2059 (l)	119,864	6,760
Series 2017-148, IO, 0.66%, 7/16/2059 (l)	114,101	5,696
Series 2020-28, IO, 0.86%, 11/16/2061 (l)	150,000	11,365
Series 2020-14, IO, 0.76%, 2/16/2062 (l)	977,833	72,320
Series 2020-23, IO, 0.79%, 4/16/2062 (l)	239,756	17,572
GRACE Mortgage Trust Series 2014-GRCE, Class F, 3.59%, 6/10/2028 ‡ (c) (l)	100,000	98,581
GS Mortgage Securities Trust Series 2015-GC32, Class C, 4.43%, 7/10/2048 ‡ (l)	100,000	85,173
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.24%, 1/15/2049 ‡ (c) (l)	100,000	71,085
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (l)	35,490	20,758
Morgan Stanley Capital I Trust Series 2018-MP, Class D, 4.28%, 7/11/2040 ‡ (c) (l)	10,000	8,356

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class C, 5.12%, 1/15/2052 ‡ (l)	20,000	16,406

		2,465,865

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,068,161)		2,703,141

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Notes 2.50%, 1/31/2021 (m) (Cost $565,320)	559,000	570,180

LOAN ASSIGNMENTS — 0.7% (n)
United States — 0.7%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.20%, 4/6/2024 (b)	8,006	6,621
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.20%, 6/1/2024 (b)	21,685	20,275
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.24%, 3/15/2027 (b)	7,787	7,227
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (b)	24,924	23,705
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024 (b)	20,451	18,329
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%), 3.58%, 10/4/2023 (b)	49,019	37,990
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 3.07%, 5/1/2026 (b)	33,264	30,959
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.20%, 6/7/2023 (b)	98,000	86,321
Navistar, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.28%, 11/6/2024 (b)	41,344	35,556
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.33%, 9/18/2026 (b)	48,031	44,525
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 5.50%, 11/1/2024 (b)	63,366	48,792
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 4/29/2026 (b)	43,412	37,769
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.61%, 6/2/2025 (b)	89,714	84,892
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 3.11%, 11/1/2023 (b)	50,000	48,500

TOTAL LOAN ASSIGNMENTS (Cost $596,269)		531,461

	Shares
PREFERRED STOCKS — 0.5%
United States — 0.5%
Allstate Corp. (The), Series H, 5.10%, 10/15/2024 ($25 par value) (o)	300	6,930
Bank of America Corp.,
Series CC, 6.20%, 1/29/2021 ($25 par value) (o)	25	629
Series GG, 6.00%, 5/16/2023 ($25 par value) (o)	775	19,879
Series HH, 5.88%, 7/24/2023 ($25 par value) (o)	700	17,689
Series KK, 5.38%, 6/25/2024 ($25 par value) (o)	300	7,275
Series LL, 5.00%, 9/17/2024 ($25 par value) (o)	275	6,457
Citigroup, Inc., Series S, 6.30%, 2/12/2021 ($25 par value) (o)	400	10,124
Dominion Energy, Inc., Series A, 5.25%, 7/30/2076 ($25 par value)	1,825	45,023
Energy Transfer Operating LP, Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024 ($25 par value) (b) (o)	1,775	22,063
Goldman Sachs Group, Inc. (The), Series J, (ICE LIBOR USD 3 Month + 3.64%), 5.50%, 5/10/2023 ($25 par value) (b) (o)	750	18,225
MetLife, Inc., Series F, 4.75%, 3/15/2025 ($25 par value) (o)	625	13,350
Morgan Stanley, Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value) (b) (o)	2,500	61,550

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
MYT Holding Co., 10.00%, 6/7/2029 (c)	8,455	6,214
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 3/1/2079 ($25 par value)	625	15,919
Regions Financial Corp., Series C, (ICE LIBOR USD 3 Month + 3.15%), 5.70%, 5/15/2029 ($25 par value) (b) (o)	300	7,050
SCE Trust II, 5.10%, 5/5/2020 ($25 par value) (o)	925	20,313
SCE Trust VI, 5.00%, 6/26/2022 ($25 par value) (o)	1,975	40,507
Sempra Energy, 5.75%, 7/1/2079 ($25 par value)	100	2,336
Southern Co. (The), Series 2020, 4.95%, 1/30/2080 ($25 par value)	1,000	22,390
State Street Corp., Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value) (b) (o)	375	9,206
US Bancorp, Series K, 5.50%, 10/15/2023 ($25 par value) (o)	925	23,051
Wells Fargo & Co.,
Series X, 5.50%, 9/15/2021 ($25 par value) (o)	175	4,253
Series Y, 5.63%, 6/15/2022 ($25 par value) (o)	1,000	24,630
Series Z, 4.75%, 3/15/2025 ($25 par value) (o)	1,550	32,550

TOTAL PREFERRED STOCKS (Cost $492,669)		437,613

	No. of Warrants
WARRANTS — 0.0% (f)
United States — 0.0% (f)
iHeartMedia Capital I LLCexpiring 5/2/2039, price 1.00 USD * ‡ (Cost $19,403)	1,084	15,176

	Principal Amount ($)
CONVERTIBLE BONDS — 0.0% (f)
United States — 0.0% (f)
Liberty Interactive LLC
4.00%, 11/15/2029	3,000	2,100
3.75%, 2/15/2030	2,000	1,300
Whiting Petroleum Corp. 1.25%, 4/1/2020	12,000	5,760

TOTAL CONVERTIBLE BONDS (Cost $15,402)		9,160

	Shares
SHORT-TERM INVESTMENTS — 6.2%
INVESTMENT COMPANIES — 3.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.07% (k) (p)	2,763,422	2,763,422
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (k) (p)	194,059	194,078

TOTAL INVESTMENT COMPANIES (Cost $2,957,338)		2,957,500

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (k) (p) (Cost $1,924,110)	1,924,110	1,924,110

TOTAL SHORT-TERM INVESTMENTS (Cost $4,881,448)		4,881,610

Total Investments — 101.0% (Cost $88,874,967)		80,077,780
Liabilities in Excess of Other Assets — (1.0)%		(756,321)

Net Assets — 100.0%		79,321,459

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, March 31, 2020

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Investment Companies	11.2%
Mortgage-Backed Securities	6.9
Equity Real Estate Investment Trusts (REITs)	6.0
Collateralized Mortgage Obligations	5.7
Banks	4.5
Asset-Backed Securities	4.2
Diversified Telecommunication Services	4.0
Commercial Mortgage-Backed Securities	3.4
Media	3.3
Pharmaceuticals	3.3
Electric Utilities	2.8
Health Care Providers & Services	2.7
Oil, Gas & Consumable Fuels	2.7
Hotels, Restaurants & Leisure	2.4
Capital Markets	2.1
Insurance	1.9
Semiconductors & Semiconductor Equipment	1.5
Food Products	1.4
Wireless Telecommunication Services	1.4
Consumer Finance	1.0
Others (each less than 1.0%)	21.5
Short-Term Investments	6.1

Abbreviations
ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CVA	Dutch Certification
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2020.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is $1,852,796.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2020.
(i)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(j)	Defaulted security.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2020.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of March 31, 2020.
(p)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	6	06/2020	USD	771,750	(17,042)
U.S. Treasury 10 Year Note	62	06/2020	USD	8,609,281	377,723
U.S. Treasury Long Bond	10	06/2020	USD	1,796,250	(9,429)

					351,252

Short Contracts
EURO STOXX 50 Index	(48)	06/2020	EUR	(1,430,165)	(137,508)
Foreign Exchange GBP/USD	(16)	06/2020	USD	(1,244,900)	46,520
MSCI Emerging Markets E-Mini Index	(10)	06/2020	USD	(422,300)	(20,561)

					(111,549)

					239,703

Abbreviations
EUR	Euro
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
United States	$—	$1,690,044	$1,708,516		$3,398,560

Total Asset-Backed Securities	—	1,690,044	1,708,516		3,398,560

Collateralized Mortgage Obligations
United States	—	3,749,973	813,797		4,563,770

Total Collateralized Mortgage Obligations	—	3,749,973	813,797		4,563,770

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	237,276		237,276
United States	—	1,553,254	912,611		2,465,865

Total Commercial Mortgage-Backed Securities	—	1,553,254	1,149,887		2,703,141

Common Stocks
Australia	—	625,704	—		625,704
Austria	—	50,270	—		50,270
Belgium	—	135,953	—		135,953
China	—	1,339,684	—		1,339,684
Colombia	—	6,446	—		6,446
Czech Republic	—	33,016	—		33,016
Denmark	—	7,069	—		7,069
Finland	—	212,479	—		212,479
France	—	908,019	—		908,019
Germany	—	471,490	—		471,490
Hong Kong	—	595,089	—		595,089
Hungary	—	40,158	—		40,158
Indonesia	93,863	52,967	—		146,830
Ireland	—	13,721	—		13,721
Italy	—	297,635	—		297,635
Japan	—	1,059,219	—		1,059,219
Macau	—	69,851	—		69,851
Netherlands	—	133,805	—		133,805
New Zealand	—	26,060	—		26,060
Norway	—	50,129	—		50,129
Portugal	—	39,373	—		39,373
Russia	140,919	218,192	—		359,111
Saudi Arabia	—	83,465	—		83,465
Singapore	—	151,884	—		151,884
South Africa	58,880	107,662	—		166,542
South Korea	19,003	291,613	—		310,616
Spain	5,687	553,680	—		559,367
Sweden	8,834	146,472	—		155,306
Switzerland	—	1,211,991	—		1,211,991
Taiwan	591,640	496,053	—		1,087,693
Thailand	—	48,078	—		48,078
United Kingdom	93,766	1,291,936	—		1,385,702
United States	8,891,151	10,883	—		8,902,034
Other Common Stocks	1,336,888	—	—		1,336,888

Total Common Stocks	11,240,631	10,780,046	—		22,020,677

Convertible Bonds	—	9,160	—		9,160
Corporate Bonds
United States	—	23,398,721	—	(a)	23,398,721
Other Corporate Bonds	—	3,110,031	—		3,110,031

Total Corporate Bonds	—	26,508,752	—	(a)	26,508,752

Investment Companies	8,937,591	—	—		8,937,591
Loan Assignments	—	531,461	—		531,461
Mortgage-Backed Securities	—	5,500,089	—		5,500,089
Preferred Stocks
United States	431,399	6,214	—		437,613
U.S. Treasury Obligations	—	570,180	—		570,180
Warrants	—	—	15,176		15,176

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$2,957,500	$—	$—	$2,957,500
Investment of cash collateral from securities loaned	1,924,110	—	—	1,924,110

Total Short-Term Investments	4,881,610	—	—	4,881,610

Total Investments in Securities	$25,491,231	$50,899,173	$3,687,376	$80,077,780

Appreciation in Other Financial Instruments
Futures Contracts	$424,243	$—	$—	$424,243

Depreciation in Other Financial Instruments
Futures Contracts	$(47,032)	$(137,508)	$—	$(184,540)

(a)	Value is Zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020
Investments in Securities
Asset-Backed Securities — United States	$1,851,992		$—	$782	$(122,737)	$—	(88,312)	$100,097	$(33,306)	$1,708,516
Collateralized Mortgage Obligations — United States	978,427		—	1	(140,516)	—	(24,115)	—	—	813,797
Commercial Mortgage-Backed Securities — Cayman Islands	249,361		—	—	(12,085)	—	—	—	—	237,276
Commercial Mortgage-Backed Securities — United States	1,150,350		—	153	(229,595)	—	(98,769)	109,434	(18,962)	912,611
Corporate Bonds — United States	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — United States	16,802		—	—	(1,626)	—	—	—	—	15,176

Total	$4,246,932		$—	$936	$(506,559)	$—	$(211,196)	$209,531	$(52,268)	$3,687,376

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to $(505,379).

There were no significant transfers into or out of level 3 for the period ended March 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,653,924		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (5.88%)
				Constant Default Rate	0.00% - 5.43% (2.72%)
				Yield (Discount Rate of Cash Flows)	2.16% - 6.41% (3.40%)

Asset-Backed Securities	1,653,924

	$836,684		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (11.78%)

				Yield (Discount Rate of Cash Flows)	2.80% - 5.14% (3.95%)
Commercial Mortgage-Backed Securities	836,684

	$813,797		Discounted Cash Flow	Constant Prepayment Rate	10.00% - 25.00% (19.14%)
				Constant Default Rate	0.00% - 1.43% (0.11%)
				Yield (Discount Rate of Cash Flows)	2.29% - 3.97% (3.51%)

Collateralized Mortgage Obligations	813,797

	—	(b)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Corporate Bonds	—	(b)

Total	$3,304,405

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At March 31, 2020, the value of these investments was $382,971. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Value is Zero.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2020
Security Description	Value at December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares(a)	$2,555,439	$1,113,250	$—	$—	$(583,053)	$3,085,636	447,194	$40,780	$—
JPMorgan Equity Income Fund Class R6 Shares(a)	5,484,864	600,586	—	—	(1,491,843)	4,593,607	313,129	34,706	—
JPMorgan Floating Rate Income Fund Class R6 Shares(a)	918,000	9,700	—	—	(129,777)	797,923	102,036	9,700	—
JPMorgan Managed Income Fund Class L Shares(a)	2,477,922	4,548	2,018,018	10,176	(14,203)	460,425	46,461	4,648	—
JPMorgan Prime Money Market Fund Class IM Shares, 1.13%(a)(b)	331,348	1,172	138,356	(47)	(39)	194,078	194,059	930	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.07%(a)(b)	2,270,181	9,839,254	9,345,087	(1,095)	169	2,763,422	2,763,422	9,277	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35%(a)(b)	286,003	3,665,448	2,027,341	—	—	1,924,110	1,924,110	1,286	—

Total	$14,323,757	$15,233,958	$13,528,802	$9,034	$(2,218,746)	$13,819,201		$101,327	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.